________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                              Quarterly Fund Update

                       FOR THE PERIOD ENDED MARCH 31, 2001






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report is submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about The Chesapeake Growth Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

                         _____________________________

                              THE CHESAPEAKE FUNDS
                         _____________________________



                                  April 2, 2001



Dear Shareholder:

         The Chesapeake Core Growth Fund closed the first quarter with a loss of 9.32%. The Chesapeake Growth Fund Institutional Class and The Chesapeake Aggressive Growth Fund closed the quarter with losses of 18.32% and 15.65%. These losses compare to losses of 11.86% and 6.51% for the S&P 500 and Russell 2000. It was the Dow's worst first quarter in 24 years. Once again the Nasdaq's loss of 25.51% led the way down, highlighting the degree to which growth stocks have been abandoned by investors. The growth portions of the Russell 2000 and Russell Midcap indices were down 15.20% and 25.08% this quarter.

       Average Annual Total Returns - Net of maximum sales load - as of 3/31/01

               Chesapeake Core      Chesapeake Growth      Chesapeake Aggressive
                 Growth Fund     Fund Institutional Class       Growth Fund
                  large-cap               mid-cap               smaller-cap
1 Year             (14.76)%               (33.40)%               (41.01)%
3 Year              17.36%                  7.28%                 (4.88)%
5 Year                NA                   12.27%                  4.03%
Since Inception     18.27%                 14.63%                 10.75%

         This market has been hostile, indiscriminant, and taxing. Investing over the past year has been more difficult than at almost any other time in modern history. Having said this, we take no comfort in our relative performance when our results are negative, for we invest with the sole expectation of profit. As such, we are more resolved than ever to seek out returns for our clients, regardless of the market's sentiment.

         Despite our expecting otherwise, the market has continued the downhill slide it began over one year ago. Simply put, we thought that Fed action on interest rates and efforts in Washington to put together some form of stimulus package would cause investors to look beyond current economic slowness toward the recovery that would ensue. Instead, investor focus has been on the here and now. This has resulted in a continued sell-off that has given investors little time to exhale and, therefore, put incredible pressure on their psyche. Their plight can be likened to that of an underpowered prizefighter in the late rounds. The most significant difference is the fact that a prizefight has a predetermined end. The market's constant beating has created a behavior pattern that in turn appears to us to have exaggerated the circumstance.

         The economy in general is better than the market would have us believe. By and large, business fundamentals are sound and in most of the sectors where there is weakness it is due to the normal economic cycle. There are those spots, however, where the slowdown has been far more pronounced than we had anticipated. Telecom would be the most significant. Here, inventory builds will take more time to work through and the capital necessary to deploy new systems will be harder to secure. Despite our not anticipating the magnitude of this slowdown, we had little exposure to it and, therefore, the cost to our performance was minimized. Ironically, some of our worst losses this quarter came from the healthcare sector where company fundamentals are almost entirely insulated from current economic concern. Thus, in much of the portfolio, our losses can be attributed more to market sentiment than anything else.

         In the past two months many have predicted our country's economic demise, suggesting that the unprecedented advances we have witnessed over the past decade were more hype than reality and, therefore, the demand for many products and services will all but end. Article after article has been written about the perils of technology investing and the rational for avoiding it. And, study after study has been published to prove that the market has even further to fall.

         All of this is similar, except in its opposite conclusion, to discussions that were had, articles that were written, and studies that were published just twelve months ago. Then the economy would grow at historic rates for longer than ever before imaginable; technology would allow this to happen; and most valuation methodologies were not thought meaningful because they were not able to properly discount a ten-year earnings stream.

         It is the last point that deserves the most attention. For, just as sentiment caused investors to look too far out just twelve months ago, it is causing them to look too close in today. And it is this, in a nutshell, which has created the opportunity before us. Companies should be valued based on their three-to-five year earnings prospects, rather than their prospects for ten years or their prospects for ten months. This point becomes even more critical in times of economic compression, because a company's longer-term prospects may be masked by a shorter-term softening in demand. We think this is the case today.

         Some of the companies with whom we speak have been hard hit by this economic slowing. Others are simply taking a cautious approach to the current environment by curtailing capital spending and decreasing inventory builds. A slowing economic environment certainly manifests itself in a decrease in corporate earnings. But the question is, should these near-term earnings be used as the baseline from which to evaluate stocks? Our answer is that in many cases they should not.

         We believe that long-term investing results are derived through capitalizing on opportunity created by inefficient pricing of stock. Inefficiency is most often created by a lack of understanding of a company's prospects or a preoccupation with other issues. In this market environment, we think both phenomena exist. Our presumption of course is that the economy will right itself. This presumption is based in the belief that at its root, the economy is sound, and that most investment spending in recent years occurred on Main Street, not in the dot-coms, and that it will prove to be productive.

         We do think that the Fed could have reacted more quickly. We also wish Washington would deliver a rapid response stimulus package. We hear arguments discounting the impact of both courses of action, but disagree that they would not be effective, because we believe that a change in investor psychology is currently as important as anything else. Most of our companies have proprietary products and services and are less susceptible to macroeconomic change. But they, like many others, are being cautious or are affected by others being cautious, as everyone awaits signs of a change in psychology that will compel businesses to resume greater growth initiatives. For companies, this strategy may be sound, but for investors, such an approach is not possible. For, well before the dust is clear, Wall Street will have anticipated positive change and those stocks deserving will be well off their bottoms. This point becomes even more relevant when one looks at the magnitude of idle cash on the sidelines attempting to capitalize on a market bottom.

         The point is that successful market timing is next to impossible. In fact, we do not know of anyone who has been successful at it for an extended period of time. This market may bottom in a V-shaped pattern, a U-shaped pattern, or an L-shaped pattern. That bottom may be in front of us. It may already be behind us. But, whatever pattern results will be inconsequential a few years from now. For then, it will be the success of individual companies that will have determined the success of investors' portfolios. To that end, current research depth is essential because each and every kernel of information discovered could ultimately provide for greater return. Knowing this, our research team, which logs thousands of calls each year, increased its company contacts this quarter by 21% over last. This increased dialogue with managements, customers, competitors, and suppliers is intended to ensure the greatest depth of knowledge we can gather given the challenges we have been facing and the opportunity that lies ahead. For, we know that our clients will benefit if we dedicate our time to picking good stocks.

Sincerely,


/S/ W. Whitfield Gardner                    /S/ John L. Lewis, IV

W. Whitfield Gardner                        John L. Lewis, IV




















The Chesapeake Core Growth Fund's inception was September 29, 1997. Historical performance for The Chesapeake Growth Fund Institutional Class has been calculated by using the performance of an original class of The Fund (known as the A Shares) from inception on April 6, 1994 until the date of issuance of the new Institutional Series on April 7, 1995, and combining such performance with the performance of the Institutional Series since April 7, 1995. With the exception of average annual returns and where otherwise stated, the return figures shown above do not reflect the deduction of a sales load. The maximum sales load for The Chesapeake Aggressive Growth Fund is 3%. During part of the period cited above for The Chesapeake Growth Fund Institutional Class and The Chesapeake Core Growth Fund, the advisor assumed certain expenses and/or waived a portion of its fee. Total return would have been lower absent such assumption or fee waiver. The Chesapeake Aggressive Growth Fund, which has an inception date of January 4, 1993, closed to new investors on December 23, 1994. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. It is not possible to invest in an index (like the S&P 500 or Russell 2000) which is unmanaged and does not incur fees and charges.

For more information regarding each Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or the Fund's
Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.



          Underwriter and Distributor: Capital Investment Group, Inc.,
                       P.O. Box 69, Rocky Mount, NC 27802
                               Phone 800-430-3863

                      ___________________________________

                           THE CHESAPEAKE GROWTH FUND
                      ___________________________________


                                 March 31, 2001

Investment Strategy
--------------------------------------------------------------------------------

The Chesapeake Growth Fund seeks capital appreciation through investments in small, medium, and large capitalization growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is in constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
--------------------------------------------------------------------------------

The Fund seeks companies that:

o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 15% annually;
o  are selling at a stock price not yet fully reflective of their growth rate;
o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
o  have a strong balance sheet;
o  are less susceptible to macroeconomic change.


The Largest Industry Groups
--------------------------------------------------------------------------------

[Pie Chart Here]:
        Apparel                      4.7%
        Computer Software            4.6%
        Computers & Peripherals      3.8%
        Energy Services             20.1%
        Financial Services           5.5%
        Healthcare Delivery          8.2%
        Medical Products             3.6%
        Pharmaceuticals             12.2%
        Semiconductors & Related     5.8%
        Telecommunications           8.4%
        All Others                  23.1%


About The Investment Advisor
--------------------------------------------------------------------------------

Gardner Lewis Asset management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $2.5 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 33. The research team is comprised of 16.

Ten Largest Holdings
--------------------------------------------------------------------------------

1.  Alza Corp                          6.1%
2.  Jones Apparel Group, Inc.          5.2%
3.  AES Corporation                    4.5%
4.  Healthsouth Corp.                  3.8%
5.  Biogen, Inc.                       2.8%
6.  ITT Industries, Inc.               2.8%
7.  St. Jude Medical, Inc.             2.7%
8.  Heller Financial                   2.6%
9.  Dynegy, Inc.                       2.5%
10. NRG Energy, Inc.                   2.5%


Portfolio Characteristics
--------------------------------------------------------------------------------

Overall Assets ($MM)                    225
Number of Companies                      65
5 Yr. Historical Earnings Growth        14%
Earnings Growth - net year              29%
P/E Ratio - next year                    21

  (Gardner Lewis earnings estimates)


Performance Summary
                                                    Annualized
--------------------------------------------------------------------------------
                              Quarter     1 Year      5 Year         Since
                                End                                Inception
--------------------------------------------------------------------------------
The Chesapeake Growth Fund    -18.32%     -33.40%     12.27%         14.63%
Institutional Shares
--------------------------------------------------------------------------------


Historical performance for The Chesapeake Growth Fund Institutional Series has been calculated by using the performance of an original class of The Fund (known as the A Shares) from inception on April 6,1994 until the date of issuance of the new Institutional Series on April 7, 1995, and combining such performance with the performance of the Institutional Series since April 7, 1995. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.


For More complete information regarding the Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.


                   Capital Investment Group, Inc., Distributor
                            Raleigh, NC (800)525-3863


                                          ___________________________________

                                              THE CHESAPEAKE GROWTH FUND
                                          ___________________________________

                                               PORTFOLIO OF INVESTMENTS
                                                      (unaudited)
                                                    March 31, 2001

---------------------------------------------------------     --------------------------------------------------------
Quantity    Security                        Market Value       Quantity   Security                        Market Value
=========================================================     ========================================================
    150,700 ADC Telecommunications, Inc.       1,280,950          5,524 McDATA Corp. A Shares                 104,265
    185,300 AES Corporation                    9,257,588        220,900 McLeodUSA, Inc.                     1,919,069
     94,500 Adelphia Communications            3,827,250         43,453 Mercury Interactive Corp.           1,819,594
    240,300 Agrium, Inc.                       3,027,780        125,200 Mirant Corp.                        4,444,600
    312,000 Alza Corp.                        12,636,000        117,300 Moodys Corp.                        3,232,788
     29,700 Amkor Technology Inc.                484,481        138,800 NRG Energy Inc,                     5,052,320
     33,500 Andrx Corporation                  1,641,500         41,700 Nabors Industries, Inc.             2,161,728
     40,300 BEA Systems, Inc.                  1,183,812        253,000 Norfolk Southern Corp.              4,235,220
     90,900 Biogen, Inc.                       5,755,106         42,000 Northrop Grumnman Corp.             3,654,000
     60,050 Biomet, Inc.                       2,365,407         94,600 Novellus Systems, Inc.              3,837,212
     49,200 Block, H & R, Inc.                 2,462,952         47,800 ONI Systems Corp.                     932,100
    197,600 Cadence Design Systems             3,653,624         49,200 Openwave Systems, Inc.                976,128
     86,800 Calpine Corp.                      4,780,076        138,200 Oratec Interventions                1,114,237
     90,200 Capstone Turbine                   2,559,425        122,900 Power-One, Inc.                     1,780,821
     57,600 Checkfree Corp.                    1,695,600         67,400 QLogic Corporation                  1,516,500
     54,700 Ciena Corp.                        2,283,725         53,200 Quest Software                        944,300
     30,100 Comverse Technology, Inc.          1,772,589        489,300 Rite Aid Corporation                3,273,417
    235,700 Conseco, Inc.                      3,794,770        143,600 SantaFe International               4,667,000
    100,100 Dynegy, Inc.                       5,106,101         96,500 Sempra Energy                       2,246,520
    157,400 EMC Corporation                    4,627,560        152,300 Semtech Corp.                       4,483,331
     25,600 Express Scripts                    2,219,008        104,900 St. Jude Medical, Inc.              5,648,865
    125,700 Finisar Corp.                      1,205,934        153,300 Sun Microsystems, Inc.              2,356,221
    159,300 Goodyear Tire & Rubber             3,799,305        111,300 Tekelec                             2,003,400
     93,700 HCA - The Healthcare Company       3,773,299         62,200 Teva Pharmaceutical - SP ADR        3,397,675
     64,400 Hanover Compressor                 2,041,480         49,200 TranSwitch Corp.                      645,750
    107,800 Health Management Assoc.           1,676,290         14,000 Transkaryotic Therapies               245,875
    141,000 Health Net, Inc.                   2,906,010        132,000 Transmeta Corp.                     2,541,000
    606,300 Healthsouth Corp.                  7,815,207         65,900 Transocean Sedco Forex, Inc.        2,856,765
    152,400 Heller Financial                   5,356,860        138,900 USA Networks, Inc.                  3,324,919
     99,900 ICN Pharmaceuticals, Inc.          2,540,457         79,100 Wind River Systems, Inc.            1,839,075
    147,900 ITT Industries, Inc.               5,731,125        124,200 Worldcom Inc.                       2,320,987
    280,600 Jones Apparel Group, Inc.         10,606,680        203,000 XO Communications, Inc              1,421,000
     61,500 LSI Logic Corp.                      967,395

                                                                        TOTAL EQUITY                      205,832,032

                                                                        CASH EQUIVALENT                    18,875,424

                                                                        TOTAL ASSETS                      224,707,456

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust


























                 This Report has been prepared for shareholders
                    and may be distributed to others only if
                preceded or accompanied by a current prospectus.

________________________________________________________________________________



                           THE CHESAPEAKE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                                  Annual Report

                      FOR THE YEAR ENDED FEBRUARY 28, 2001






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about The Chesapeake Growth Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

                           THE CHESAPEAKE GROWTH FUND
                              Institutional Shares

                   Performance Update - $1,000,000 Investment

                 For the period from April 6, 1994 (Commencement
                       of Operations) to February 28, 2001


[Line Graph Here]:
--------------------------------------------------------------------------------
                   The Chesapeake
                     Growth Fund             S&P 500 Total     Russell 2000
                 Institutional Shares        Return Index         Index
--------------------------------------------------------------------------------
  4/6/94             $1,000,000               $1,000,000       $1,000,000
 8/31/94              1,058,200                1,073,692        1,010,961
 2/28/95              1,128,600                1,116,296        1,008,015
 8/31/95              1,535,000                1,303,973        1,204,901
 2/29/96              1,463,316                1,503,656        1,291,575
 8/31/96              1,408,631                1,548,170        1,337,421
 2/28/97              1,646,610                1,897,057        1,453,582
 8/31/97              2,030,414                2,177,490        1,722,415
 2/28/98              2,062,399                2,561,122        1,890,122
 8/31/98              1,509,579                2,353,744        1,391,402
 2/28/99              1,969,483                3,066,598        1,625,700
 8/31/99              2,211,515                3,291,112        1,786,168
 2/29/00              4,153,848                3,426,290        2,428,287
 8/31/00              4,396,052                3,828,185        2,275,347
 2/28/01              2,814,130                3,145,383        2,021,867


This graph depicts the performance of The Chesapeake Growth Fund Institutional Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                           Average Annual Total Return

             --------------- ---------------- ----------------------
                                                   Since 4/6/94
                 One Year       Five Years       (Commencement of
                                                    Operations)
             --------------- ---------------- ----------------------
                 (32.25)%         13.96 %             16.17 %
             --------------- ---------------- ----------------------


>>   The  graph  assumes  an  initial  $1,000,000  investment  at April 6,  1994
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At February 28, 2001, the value of The Chesapeake Growth Fund Institutional Shares would have increased to $2,814,130 - a cumulative total investment return of 181.41% since April 6, 1994.

>> At February 28, 2001, the value of a similar investment in the S&P 500 Total Return Index would have increased to $3,145,383 - a cumulative total investment return of 214.54%; while a similar investment in the Russell 2000 Index would have increased to $2,021,867 - a cumulative total investment return of 102.19% since April 6, 1994.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 97.05%

      Aerospace & Defense - 1.60%
           Northrop Grumman Corporation ......................................                     40,800               $  3,833,160
                                                                                                                        ------------

      Agriculture - 1.14%
           Agrium Inc. .......................................................                    206,100                  2,739,069
                                                                                                                        ------------

      Apparel Manufacturing - 4.34%
        (a)Jones Apparel Group, Inc. .........................................                    270,900                 10,402,561
                                                                                                                        ------------

      Broadcast - Radio & Television - 2.85%
           Adelphia Communications Corp. .....................................                     92,700                  3,679,031
        (a)USA Networks, Inc. ................................................                    133,900                  3,155,019
                                                                                                                        ------------
                                                                                                                           6,834,050
                                                                                                                        ------------
      Computers - 5.25%
           EMC Corporation ...................................................                    152,700                  6,071,352
        (a)Extreme Networks, Inc. ............................................                     48,600                  1,098,817
        (a)Qlogic Corporation ................................................                     65,900                  2,463,013
        (a)Sun Microsystems, Inc. ............................................                    148,500                  2,951,438
                                                                                                                        ------------
                                                                                                                          12,584,620
                                                                                                                        ------------
      Computer Software & Services - 9.54%
        (a)Agile Software Corporation ........................................                     23,400                    510,412
        (a)BEA Systems, Inc. .................................................                     39,000                  1,496,625
        (a)Cadence Design Systems, Inc. ......................................                    190,700                  4,834,245
        (a)Checkfree Corp. ...................................................                     56,100                  2,703,319
        (a)KPMG Consulting Inc. ..............................................                    124,600                  2,873,587
        (a)Manugistics Group, Inc. ...........................................                     29,500                    914,500
        (a)McData Corporation ................................................                      5,524                     98,742
        (a)Mercury Interactive Corporation ...................................                     42,953                  2,703,354
        (a)ONI Systems Corp. .................................................                     46,100                  1,550,112
        (a)Quest Software, Inc. ..............................................                     77,700                  2,010,488
        (a)Wind River Systems, Inc. ..........................................                     76,500                  1,797,750
        (a)i2 Technologies, Inc. .............................................                     51,200                  1,376,000
                                                                                                                        ------------
                                                                                                                          22,869,134
                                                                                                                        ------------
      Electrical Equipment - 0.91%
        (a)Power-One, Inc. ...................................................                    122,900                  2,181,475
                                                                                                                        ------------

      Electronics - 0.70%
        (a)Jabil Circuit, Inc. ...............................................                     74,700                  1,679,256
                                                                                                                        ------------



                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Electronics - Semiconductor - 6.77%
        (a)Amkor Technology, Inc. ...............................................                  29,700               $    484,481
        (a)LSI Logic Corporation ................................................                  82,900                  1,335,519
        (a)Novellus Systems, Inc. ...............................................                 134,600                  5,198,925
        (a)Semtech Corporation ..................................................                 148,700                  3,726,794
        (a)Transwitch Corporation ...............................................                  46,700                    936,919
        (a)Transmeta Corporation ................................................                 129,000                  2,628,375
        (a)TriQuint Semiconductor, Inc. .........................................                   8,300                    150,956
        (a)Vitesse Semiconductor Corporation ....................................                  45,100                  1,778,631
                                                                                                                        ------------
                                                                                                                          16,240,600
                                                                                                                        ------------
      Financial Services - Commercial - 2.07%
           Heller Financial, Inc. ...............................................                 147,100                  4,973,451
                                                                                                                        ------------

      Holding Companies - Diversified - 2.42%
           ITT Industries, Inc. .................................................                 142,800                  5,790,540
                                                                                                                        ------------

      Instrumentation - 1.51%
           PerkinElmer, Inc. ....................................................                  49,500                  3,624,390
                                                                                                                        ------------

      Insurance - Life & Health - 1.34%
           Conseco, Inc. ........................................................                 229,000                  3,210,580
                                                                                                                        ------------

      Investment Analysis - 1.31%
           Moody's Corporation ..................................................                 116,500                  3,140,840
                                                                                                                        ------------

      Medical Biotechnology - 2.72%
        (a)Biogen, Inc. .........................................................                  88,000                  6,297,500
        (a)Transkaryotic Therapies, Inc. ........................................                  14,000                    233,406
                                                                                                                        ------------
                                                                                                                           6,530,906
                                                                                                                        ------------
      Medical - Hospital Management & Services - 5.41%
        (a)HEALTHSOUTH Corporation ..............................................                 589,000                  9,376,880
           HCA-The Healthcare Company ...........................................                  90,600                  3,587,760
                                                                                                                        ------------
                                                                                                                          12,964,640
                                                                                                                        ------------
      Medical - Managed Care Services - 1.25%
        (a)Health Net Inc. ......................................................                 136,300                  2,994,511
                                                                                                                        ------------

      Medical Supplies - 3.69%
           Biomet, Inc. .........................................................                  57,750                  2,241,422
        (a)ORATEC Interventions, Inc. ...........................................                 133,200                    903,269
           St. Jude Medical, Inc. ...............................................                 101,700                  5,707,404
                                                                                                                        ------------
                                                                                                                           8,852,095
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Oil & Gas - Equipment & Services - 7.27%
        (a)Cooper Cameron Corporation ..........................................                    46,900              $  2,803,682
        (a)Nabors Industries, Inc. .............................................                    46,600                 2,642,220
           Santa Fe International Corporation ..................................                   139,500                 5,224,275
           Transocean Sedco Forex Inc. .........................................                    62,600                 3,012,938
        (a)Weatherford International, Inc. .....................................                    72,200                 3,756,566
                                                                                                                        ------------
                                                                                                                          17,439,681
                                                                                                                        ------------
      Pharmaceuticals - 8.44%
        (a)Alza Corporation ....................................................                   302,500                11,963,875
        (a)Andrx Group .........................................................                    32,100                 1,838,226
           ICN Pharmaceuticals, Inc. ...........................................                    97,100                 2,578,976
           Teva Pharmaceuticals Industries Ltd. ................................                    60,300                 3,844,125
                                                                                                                        ------------
                                                                                                                          20,225,202
                                                                                                                        ------------
      Retail - Drug Stores - 1.07%
           Rite Aid Corporation ................................................                   489,300                 2,554,146
                                                                                                                        ------------

      Telecommunications - 2.39%
        (a)McLeodUSA Incorporated ..............................................                   213,600                 2,803,500
        (a)XO Communications, Inc. .............................................                   196,400                 2,921,450
                                                                                                                        ------------
                                                                                                                           5,724,950
                                                                                                                        ------------
      Telecommunications - Equipment - 7.23%
        (a)ADC Telecommunications, Inc. ........................................                   146,300                 1,627,587
        (a)CIENA Corporation ...................................................                    52,300                 3,513,906
        (a)Comverse Technology, Inc. ...........................................                    28,800                 2,158,200
           Finisar Corporation .................................................                   121,800                 1,438,762
        (a)JDS Uniphase Corporation ............................................                     8,360                   223,630
        (a)New Focus, Inc. .....................................................                    29,100                   631,106
        (a)Openwave Systems Inc. ...............................................                    47,000                 1,731,659
        (a)Redback Networks Inc. ...............................................                    65,600                 2,024,377
        (a)Tellabs, Inc. .......................................................                    45,200                 1,969,025
        (a)Tekelec .............................................................                   106,200                 2,011,163
                                                                                                                        ------------
                                                                                                                          17,329,415
                                                                                                                        ------------
      Tire & Rubber - 1.65%
           The Goodyear Tire & Rubber Company ..................................                   154,900                 3,949,950
                                                                                                                        ------------

      Transportation - Rail - 1.86%
           Norfolk Southern Corporation ........................................                   246,000                 4,450,140
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Utilities - Electric - 11.46%
           The AES Corporation ...................................................                179,700               $  9,698,409
        (a)Calpine Corporation ...................................................                 84,800                  3,772,752
        (a)Capstone Turbine Corporation ..........................................                115,800                  2,851,575
           Dynegy Inc. ...........................................................                 97,600                  4,587,200
        (a)Mirant Corporation ....................................................                120,700                  3,017,500
        (a)NRG Energy, Inc. ......................................................                127,900                  3,542,830
                                                                                                                        ------------
                                                                                                                          27,470,266
                                                                                                                        ------------

      Utilities - Telecommunications - 0.86%
           Worldcom, Inc. ........................................................                124,200                  2,064,825
                                                                                                                        ------------

           Total Common Stocks (Cost $222,421,154) ......................................................                232,654,453
                                                                                                                        ------------

INVESTMENT COMPANIES - 2.34%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Shares ......................................                716,313                    716,313
      Evergreen Money Market Treasury Institutional Treasury
           Money Market Fund Institutional Shares ................................              4,896,075                  4,896,075
                                                                                                                        ------------

           Total Investment Companies (Cost $5,612,388) .................................................                  5,612,388
                                                                                                                        ------------

Total Value of Investments (Cost $228,033,542 (b)) ...............................                  99.39 %             $238,266,841
Other Assets Less Liabilities ....................................................                   0.61 %                1,469,088
                                                                                                   ------               ------------
      Net Assets .................................................................                 100.00 %             $239,735,929
                                                                                                   ======               ============


      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $229,482,035. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:



           Unrealized appreciation ......................................................................              $ 49,434,391
           Unrealized depreciation ......................................................................               (40,649,585)
                                                                                                                       ------------

                       Net unrealized appreciation ......................................................              $  8,784,806
                                                                                                                       ============





See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         February 28, 2001


ASSETS
      Investments, at value (cost $228,033,542) ......................................................                 $238,266,841
      Cash ...........................................................................................                       98,117
      Income receivable ..............................................................................                      123,258
      Receivable for investments sold ................................................................                    1,638,303
      Receivable for fund shares sold ................................................................                      385,545
                                                                                                                       ------------

           Total assets ..............................................................................                  240,512,064
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ...............................................................................                       51,087
      Payable for investment purchases ...............................................................                      663,549
      Payable for fund shares redeemed ...............................................................                       43,462
      Other liabilities ..............................................................................                       18,037
                                                                                                                       ------------

           Total liabilities .........................................................................                      776,135
                                                                                                                       ------------

NET ASSETS ...........................................................................................                 $239,735,929
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                 $237,004,236
      Accumulated net realized loss on investments ...................................................                   (7,501,606)
      Net unrealized appreciation on investments .....................................................                   10,233,299
                                                                                                                       ------------
                                                                                                                       $239,735,929
                                                                                                                       ============

INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($75,221,070 / 5,633,105 shares) ..........................................................                 $      13.35
                                                                                                                       ============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($25,779,324 / 2,002,183 shares) ..........................................................                 $      12.88
                                                                                                                       ============
      Maximum offering price per share (100 / 97 of $12.88) ..........................................                 $      13.28
                                                                                                                       ============

SUPER-INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($138,735,535 / 10,259,621 shares) ........................................................                 $      13.52
                                                                                                                       ============






See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended February 28, 2001


NET INVESTMENT LOSS

      Income
           Dividends ...................................................................................              $     725,197
                                                                                                                      -------------

      Expenses
           Investment advisory fees (note 2) ...........................................................                  3,126,753
           Fund administration fees (note 2) ...........................................................                    123,798
           Distribution fees - Class A Investor Shares (note 3) ........................................                     86,915
           Distribution fees - Class C Investor Shares (note 3) ........................................                      2,229
           Distribution fees - Class D Investor Shares (note 3) ........................................                      6,528
           Custody fees ................................................................................                     22,732
           Registration and filing administration fees (note 2) ........................................                     13,117
           Fund accounting fees (note 2) ...............................................................                     52,000
           Audit fees ..................................................................................                     21,627
           Legal fees ..................................................................................                      4,001
           Securities pricing fees .....................................................................                      5,693
           Shareholder administrative fees (note 2) ....................................................                     29,167
           Shareholder recordkeeping fees ..............................................................                     23,250
           Other accounting fees (note 2) ..............................................................                      2,697
           Shareholder servicing expenses ..............................................................                     13,836
           Registration and filing expenses ............................................................                     25,000
           Printing expenses ...........................................................................                     21,538
           Trustee fees and meeting expenses ...........................................................                      8,443
           Other operating expenses ....................................................................                     31,000
                                                                                                                      -------------

                Total expenses .........................................................................                  3,620,324
                                                                                                                      -------------

                Less:
                    Expense reimbursements (note 5) ....................................................                    (39,641)
                    Shareholder administrative fees waived (note 2) ....................................                     (4,167)
                                                                                                                      -------------

                Net expenses ...........................................................................                  3,576,516
                                                                                                                      -------------

                    Net investment loss ................................................................                 (2,851,319)
                                                                                                                      -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions ...................................................                 56,372,713
      Decrease in unrealized appreciation on investments ...............................................               (171,689,068)
                                                                                                                      -------------

           Net realized and unrealized loss on investments .............................................               (115,316,355)
                                                                                                                      -------------

                Net decrease in net assets resulting from operations ...................................              $(118,167,674)
                                                                                                                      =============

See accompanying notes to financial statements



                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended        Year ended
                                                                                                    February 28,      February 29,
                                                                                                        2001              2000
------------------------------------------------------------------------------------------------------------------------------------
(DECREASE) INCREASE IN NET ASSETS
     Operations
       Net investment loss ...................................................................     $  (2,851,319)     $  (2,553,415)
       Net realized gain from investment transactions ........................................        56,372,713         74,143,440
       (Decrease) increase in unrealized appreciation on investments .........................      (171,689,068)       143,056,554
                                                                                                   -------------      -------------
            Net (decrease) increase in net assets resulting from operations ..................      (118,167,674)       214,646,579
                                                                                                   -------------      -------------

     Distributions to shareholders from
       Net realized gain from investment transactions ........................................      (117,489,833)       (14,253,595)
                                                                                                   -------------      -------------

     Capital share transactions
       Increase (decrease) in net assets resulting from capital share transactions (a) .......        71,165,624         (9,336,094)
                                                                                                   -------------      -------------
                    Total (decrease) increase in net assets ..................................      (164,491,883)       191,056,890
NET ASSETS
     Beginning of period .....................................................................       404,227,812        213,170,922
                                                                                                   -------------      -------------
     End of period ...........................................................................     $ 239,735,929      $ 404,227,812
                                                                                                   =============      =============

(a) A summary of capital share activity follows:
                                                        ----------------------------------------------------------------------------
                                                                        Year ended                            Year ended
                                                                    February 28, 2001                     February 29, 2000
                                                                Shares              Value             Shares              Value
                                                        ----------------------------------------------------------------------------
--------------------------------------------------------
               Institutional Shares
--------------------------------------------------------
Shares sold ............................................           974,993      $  17,646,900            466,088      $  10,224,819
Shares issued for reinvestment of distributions ........         1,956,140         32,237,192            185,999          3,965,509
Shares redeemed ........................................          (938,074)       (25,656,191)          (833,274)       (16,268,434)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................         1,993,059      $  24,227,901           (181,187)     $  (2,078,106)
                                                             =============      =============      =============      =============
--------------------------------------------------------
              Class A Investor Shares
--------------------------------------------------------
Shares sold ............................................           426,482      $  10,448,813             45,720      $   1,042,915
Shares issued for reinvestment of distributions ........           863,610         13,740,026             57,159          1,197,474
Shares redeemed ........................................          (310,401)        (6,155,909)          (655,988)       (12,362,303)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................           979,691      $  18,032,930           (553,109)     $ (10,121,914)
                                                             =============      =============      =============      =============
--------------------------------------------------------
              Class C Investor Shares
--------------------------------------------------------
Shares sold ............................................             3,202      $     111,301              6,563      $     113,580
Shares issued for reinvestment of distributions ........                 0                  0              7,682            150,104
Shares redeemed ........................................           (68,159)        (1,683,457)          (125,773)        (2,408,595)
                                                             -------------      -------------      -------------      -------------
     Net decrease ......................................           (64,957)     $  (1,572,156)          (111,528)     $  (2,144,911)
                                                             =============      =============      =============      =============
--------------------------------------------------------
              Class D Investor Shares
--------------------------------------------------------
Shares sold ............................................             2,337      $      66,451              4,386      $      75,662
Shares issued for reinvestment of distributions ........                 0                  0             18,187            371,374
Shares redeemed ........................................          (313,584)        (8,343,664)          (213,709)        (3,787,932)
                                                             -------------      -------------      -------------      -------------
     Net decrease ......................................          (311,247)     $  (8,277,213)          (191,136)     $  (3,340,896)
                                                             =============      =============      =============      =============
--------------------------------------------------------
             Super-Institutional Shares
--------------------------------------------------------
Shares sold ............................................                 0      $           0                  0      $           0
Shares issued for reinvestment of distributions ........         4,121,952         68,754,162            389,265          8,349,733
Shares redeemed ........................................        (1,034,483)       (30,000,000)                 0                  0
                                                             -------------      -------------      -------------      -------------
     Net increase ......................................         3,087,469      $  38,754,162            389,265      $   8,349,733
                                                             =============      =============      =============      =============
--------------------------------------------------------
                    Fund Summary
--------------------------------------------------------
Shares sold ............................................         1,407,014      $  28,273,465            522,757      $  11,456,976
Shares issued for reinvestment of distributions ........         6,941,702        114,731,380            658,292         14,034,194
Shares redeemed ........................................        (2,664,701)       (71,839,221)        (1,828,744)       (34,827,264)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................         5,684,015      $  71,165,624           (647,695)     $  (9,336,094)
                                                             =============      =============      =============      =============


See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        Institutional Shares



------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended    Year ended    Year ended    Year ended    Year ended
                                                                February 28,  February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .............................. $  33.08      $  16.60      $  17.86      $  16.26      $  14.45

      (Loss) income from investment operations
        Net investment loss .....................................    (0.15)        (0.21)        (0.17)        (0.15)        (0.13)
        Net realized and unrealized (loss) gain on investments ..    (8.38)        17.92         (0.63)         4.22          1.94
                                                                  --------      --------      --------      --------      --------

             Total from investment operations ...................    (8.53)        17.71         (0.80)         4.07          1.81
                                                                  --------      --------      --------      --------      --------

      Distributions to shareholders from
        Tax return of capital ...................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains ............     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ..........   (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                                  --------      --------      --------      --------      --------

             Total distributions ................................   (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                                  --------      --------      --------      --------      --------

Net asset value, end of year .................................... $  13.35      $  33.08      $  16.60      $  17.86      $  16.26
                                                                  ========      ========      ========      ========      ========

Total return ....................................................   (32.25)%      110.91 %       (4.51)%       25.25 %       12.53 %
                                                                  ========      ========      ========      ========      ========


Ratios/supplemental data
      Net assets, end of year (000's) ........................... $ 75,221      $120,416      $ 63,426      $ 92,858      $ 77,858
                                                                  ========      ========      ========      ========      ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ...........     1.18 %        1.21 %        1.22 %        1.19 %        1.23 %
        After expense reimbursements and waived fees ............     1.17 %        1.17 %        1.15 %        1.16 %        1.22 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...........    (0.95)%       (1.03)%       (0.87)%       (0.90)%       (0.85)%
        After expense reimbursements and waived fees ............    (0.93)%       (1.00)%       (0.80)%       (0.88)%       (0.84)%

      Portfolio turnover rate ...................................   124.81 %      165.92 %      121.48 %      105.60 %      126.44 %





See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                       Class A Investor Shares




------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended    Year ended    Year ended    Year ended    Year ended
                                                                February 28,  February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ............................... $ 32.47       $ 16.37       $ 17.69       $ 16.18       $ 14.42

      (Loss) income from investment operations
        Net investment loss ......................................   (0.22)        (0.33)        (0.24)        (0.21)        (0.18)
        Net realized and unrealized (loss) gain on investments ...   (8.17)        17.66         (0.62)         4.19          1.94
                                                                   -------       -------       -------       -------       -------

             Total from investment operations ....................   (8.39)        17.33         (0.86)         3.98          1.76
                                                                   -------       -------       -------       -------       -------

      Distributions to shareholders from
        Tax return of capital ....................................    0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains .............    0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ...........  (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                                   -------       -------       -------       -------       -------

             Total distributions .................................  (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                                   -------       -------       -------       -------       -------

Net asset value, end of year ..................................... $ 12.88       $ 32.47       $ 16.37       $ 17.69       $ 16.18
                                                                   =======       =======       =======       =======       =======

Total return (a) .................................................  (32.52)%      110.07 %       (4.83)%       24.80 %       12.21 %
                                                                   =======       =======       =======       =======       =======

Ratios/supplemental data
      Net assets, end of year (000's) ............................ $25,779       $33,200       $25,797       $40,924       $39,376
                                                                   =======       =======       =======       =======       =======

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ............    1.53 %        1.59 %        1.60 %        1.55 %        1.54 %
        After expense reimbursements and waived fees .............    1.51 %        1.56 %        1.53 %        1.52 %        1.53 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ............   (1.29)%       (1.41)%       (1.26)%       (1.27)%       (1.16)%
        After expense reimbursements and waived fees .............   (1.28)%       (1.38)%       (1.18)%       (1.24)%       (1.15)%

      Portfolio turnover rate ....................................  124.81 %      165.92 %      121.48 %      105.60 %      126.44 %



(a) Total return does not reflect payment of a sales charge.




See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       Class C Investor Shares



------------------------------------------------------------------------------------------------------------------------------------
                                                             Period ended    Year ended     Year ended     Year ended    Year ended
                                                               April 26,    February 29,   February 28,   February 28,  February 28,
                                                                 2001           2000           1999           1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .........................  $30.06         $15.52         $17.12         $15.97         $14.34

      (Loss) income from investment operations
        Net investment loss ..................................   (0.16)         (1.14)         (0.60)         (0.52)         (0.29)
        Net realized and unrealized (loss) gain on investments   (5.46)         16.91          (0.54)          4.14           1.92
                                                                ------         ------         ------         ------         ------

             Total from investment operations ................   (5.62)         15.77          (1.14)          3.62           1.63
                                                                ------         ------         ------         ------         ------

      Distributions to shareholders from
        Liquidation of shares (See note 1) ...................  (24.44)          0.00           0.00           0.00           0.00
        Tax return of capital ................................    0.00           0.00           0.00          (0.53)          0.00
        Distribution in excess of net realized gains .........    0.00           0.00          (0.03)          0.00           0.00
        Net realized gain from investment transactions .......    0.00          (1.23)         (0.43)         (1.94)          0.00
                                                                ------         ------         ------         ------         ------

             Total distributions .............................  (24.44)         (1.23)         (0.46)         (2.47)          0.00
                                                                ------         ------         ------         ------         ------

Net asset value, end of period ...............................  $ 0.00         $30.06         $15.52         $17.12         $15.97
                                                                ======         ======         ======         ======         ======

Total return (a) .............................................  (18.80)%(b)    106.03 %        (6.68)%        22.95 %        11.30 %
                                                                ======         ======         ======         ======         ======

Ratios/supplemental data
      Net assets, end of period (000's).......................  $    0         $1,952         $2,740         $4,541         $9,192
                                                                ======         ======         ======         ======         ======

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ........    4.45 %(c)      4.02 %         3.90 %         3.11 %         2.34 %
        After expense reimbursements and waived fees .........    3.74 %(c)      3.43 %         3.45 %         3.05 %         2.33 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ........   (4.38)%(c)     (3.83)%        (3.55)%        (2.84)%        (1.97)%
        After expense reimbursements and waived fees .........   (3.67)%(c)     (3.25)%        (3.11)%        (2.78)%        (1.96)%

      Portfolio turnover rate ................................  124.81 %       165.92 %       121.48 %       105.60 %       126.44 %

(a)   Total return does not reflect payment of a sales charge.
(b)   Aggregate return. Not annualized.
(c)   Annualized.




See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       Class D Investor Shares




------------------------------------------------------------------------------------------------------------------------------------
                                                                Period ended   Year ended    Year ended    Year ended    Year ended
                                                                  April 26,   February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................  $ 31.59       $ 16.04       $ 17.45       $ 16.09       $ 14.41

      (Loss) income from investment operations
        Net investment loss .....................................    (0.10)        (0.44)        (0.34)        (0.32)        (0.29)
        Net realized and unrealized (loss) gain on investments ..    (5.75)        17.22         (0.61)         4.15          1.97
                                                                   -------       -------       -------       -------       -------

             Total from investment operations ...................    (5.85)        16.78         (0.95)         3.83          1.68
                                                                   -------       -------       -------       -------       -------

      Distributions to shareholders from
        Liquidation of shares (See note 1) ......................   (25.74)         0.00          0.00          0.00          0.00
        Tax return of capital ...................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains ............     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ..........     0.00         (1.23)        (0.43)        (1.94)         0.00
                                                                   -------       -------       -------       -------       -------

             Total distributions ................................   (25.74)        (1.23)        (0.46)        (2.47)         0.00
                                                                   -------       -------       -------       -------       -------

Net asset value, end of period ..................................  $  0.00       $ 31.59       $ 16.04       $ 17.45       $ 16.09
                                                                   =======       =======       =======       =======       =======

Total return (a) ................................................   (18.60)%(b)   108.89 %       (5.41)%       24.06 %       11.59 %
                                                                   =======       =======       =======       =======       =======

Ratios/supplemental data
      Net assets, end of period (000's) .........................  $     0       $ 9,832       $ 8,060       $11,448       $10,774
                                                                   =======       =======       =======       =======       =======

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ...........     2.21 %(c)     2.33 %        2.34 %        2.22 %        2.02 %
        After expense reimbursements and waived fees ............     2.04 %(c)     2.12 %        2.14 %        2.18 %        2.01 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...........    (2.14)%(c)    (2.15)%       (2.00)%       (1.94)%       (1.64)%
        After expense reimbursements and waived fees ............    (1.98)%(c)    (1.94)%       (1.79)%       (1.89)%       (1.63)%

      Portfolio turnover rate ...................................   124.81 %      165.92 %      121.48 %      105.60 %      126.44 %

(a) Total return does not reflect payment of a sales charge.
(b) Aggregate return. Not annualized.
(c) Annualized.





See accompanying notes to financial statements                                                                          (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     Super-Institutional Shares


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                     June 12, 1996
                                                                                                                   (commencement of
                                                              Year ended    Year ended    Year ended    Year ended  operations) to
                                                             February 28,  February 29,  February 28,  February 28,  February 28,
                                                                 2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................... $  33.30      $  16.68      $  17.92      $  16.29      $  15.53

      (Loss) income from investment operations
        Net investment loss ..................................    (0.15)        (0.18)        (0.11)        (0.12)        (0.07)
        Net realized and unrealized (loss) gain on investments    (8.43)        18.03         (0.67)         4.22          0.83
                                                               --------      --------      --------      --------      --------

             Total from investment operations ................    (8.58)        17.85         (0.78)         4.10          0.76
                                                               --------      --------      --------      --------      --------

      Distributions to shareholders from
        Tax return of capital ................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains .........     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions .......   (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                               --------      --------      --------      --------      --------

             Total distributions .............................   (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                               --------      --------      --------      --------      --------

Net asset value, end of period ............................... $  13.52      $  33.30      $  16.68      $  17.92      $  16.29
                                                               ========      ========      ========      ========      ========

Total return .................................................   (32.17)%      111.10 %       (4.32)%       25.40 %        4.89 %(a)
                                                               ========      ========      ========      ========      ========

Ratios/supplemental data
      Net assets, end of period (000's) ...................... $138,736      $238,827      $113,148      $118,246      $ 94,340
                                                               ========      ========      ========      ========      ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ........     1.06 %        1.08 %       1.05 %         1.06 %        1.08 %(b)
        After expense reimbursements and waived fees .........     1.05 %        1.04 %       0.99 %         1.04 %        1.04 %(b)

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ........    (0.83)%       (0.91)%      (0.71)%        (0.77)%       (0.75)%(b)
        After expense reimbursements and waived fees .........    (0.82)%       (0.87)%      (0.64)%        (0.75)%       (0.72)%(b)

      Portfolio turnover rate ................................   124.81 %      165.92 %     121.48 %       105.60 %      126.44 %


(a) Aggregate return. Not annualized.
(b) Annualized.





See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund"), formerly known as The Chesapeake Fund prior to November 1, 1997, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor shares were liquidated. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Investor Shares are offered with a sales charge (except for Class C Shares) at different levels and bear distribution fees at different levels.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to each class of Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



                  Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $2,851,319 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease accumulated net realized gains on investments.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Series A, and had received a fee through the date of liquidation of Series C and Series D Investor Shares and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-institutional Shares. From March 1, 2000 to December 31, 2000, the Administrator also received a monthly fee of $1,750 for accounting and record-keeping services for the Institutional Shares and for Series A and had received a fee through the date of liquidation of Series C and Series D Investor Shares in the amount of $3,270 for each class. Beginning January 1, 2001, this fee for the Institutional and Series A Shares was adjusted to $2,250 per month, plus 0.01% of the annual average net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and record-keeping services shall not be less than $3,000 per month. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Series A, and had received a fee through the date of liquidation of Series C and Series D Investor shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. For the fiscal year ended February 28, 2001, the Administrator has waived a portion of its fee related to shareholder administration costs for Series C and Series D Investor shares.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



         NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the fiscal year ended February 28, 2001, the Distributor retained sales charges in the amount of $483.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, 0.75% and 0.50% per annum of the average daily net assets of Series A, Series C and Series D Investor Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $86,915, $2,229 and $6,528 in distribution and service fees under the Plan with respect to Series A, Series C and Series D Investor Shares, respectively, for the fiscal year ended February 28, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $384,072,014 and $435,749,969, respectively, for the fiscal year ended February 28, 2001.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the fiscal year ended February 28, 2001, the Fund's expenses were reduced by $39,641 under this arrangement.


NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The Fund paid a total amount of $11.20 per share distributions for the year ended February 28, 2001, including $6.26 that is classified as long-term gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                                       Deloitte
                                                                       & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis  Investment  Trust and Shareholders of
   The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (a portfolio of Gardner Lewis Investment Trust), including the portfolio of investments, as of February 28, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of February 28, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

New York, New York
March 23, 2001



_________

Deloitte
Touche
Tohmatsu
________

________________________________________________________________________________



                           THE CHESAPEAKE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________



                           THE CHESAPEAKE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                                  Annual Report

                      FOR THE YEAR ENDED FEBRUARY 28, 2001






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about The Chesapeake Growth Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

                           THE CHESAPEAKE GROWTH FUND
                           Super-Institutional Shares

                   Performance Update - $50,000,000 Investment

                 For the period from June 12, 1996 (Commencement
                       of Operations) to February 28, 2001


[Line Graph Here]:
--------------------------------------------------------------------------------
                 The Chesapeake
                  Growth Fund                S&P 500 Total        Russell 2000
            Super-Institutional Shares       Return Index            Index
--------------------------------------------------------------------------------
6/12/96           $ 50,000,000              $ 50,000,000          $50,000,000
8/31/96             44,816,484                48,940,746           46,588,155
2/28/97             52,446,877                59,969,752           50,634,550
8/31/97             64,713,458                68,834,821           59,999,176
2/28/98             65,766,812                80,962,184           65,841,141
8/31/98             48,160,527                74,406,542           48,468,547
2/28/99             62,923,801                96,941,275           56,630,169
8/31/99             70,690,309               104,038,621           62,599,929
2/29/00            132,830,714               108,311,865           85,104,292
8/31/00            140,644,285               121,016,585           79,744,213
2/28/01             90,094,459                99,431,844           70,860,472


This graph depicts the performance of The Chesapeake Growth Fund Super-Institutional Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                           Average Annual Total Return

             --------------- ---------------- ----------------------
                                                   Since 6/12/96
                 One Year       Three Years      (Commencement of
                                                    Operations)
             --------------- ---------------- ----------------------
                 (32.17)%         11.05 %             13.29 %
             --------------- ---------------- ----------------------


>>   The graph  assumes  an  initial  $50,000,000  investment  at June 12,  1996
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>>   At  February  28,   2001,   the  value  of  The   Chesapeake   Growth  Fund
     Super-Institutional   Shares  would  have  increased  to  $90,094,459  -  a
     cumulative total investment return of 80.19% since June 12, 1996.

>> At February 28, 2001, the value of a similar investment in the S&P 500 Total Return Index would have increased to $99,431,844 - a cumulative total investment return of 98.86%; while a similar investment in the Russell 2000 Index would have increased to $70,860,472 - a cumulative total investment return of 41.72% since June 12, 1996.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 97.05%

      Aerospace & Defense - 1.60%
           Northrop Grumman Corporation ......................................                     40,800               $  3,833,160
                                                                                                                        ------------

      Agriculture - 1.14%
           Agrium Inc. .......................................................                    206,100                  2,739,069
                                                                                                                        ------------

      Apparel Manufacturing - 4.34%
        (a)Jones Apparel Group, Inc. .........................................                    270,900                 10,402,561
                                                                                                                        ------------

      Broadcast - Radio & Television - 2.85%
           Adelphia Communications Corp. .....................................                     92,700                  3,679,031
        (a)USA Networks, Inc. ................................................                    133,900                  3,155,019
                                                                                                                        ------------
                                                                                                                           6,834,050
                                                                                                                        ------------
      Computers - 5.25%
           EMC Corporation ...................................................                    152,700                  6,071,352
        (a)Extreme Networks, Inc. ............................................                     48,600                  1,098,817
        (a)Qlogic Corporation ................................................                     65,900                  2,463,013
        (a)Sun Microsystems, Inc. ............................................                    148,500                  2,951,438
                                                                                                                        ------------
                                                                                                                          12,584,620
                                                                                                                        ------------
      Computer Software & Services - 9.54%
        (a)Agile Software Corporation ........................................                     23,400                    510,412
        (a)BEA Systems, Inc. .................................................                     39,000                  1,496,625
        (a)Cadence Design Systems, Inc. ......................................                    190,700                  4,834,245
        (a)Checkfree Corp. ...................................................                     56,100                  2,703,319
        (a)KPMG Consulting Inc. ..............................................                    124,600                  2,873,587
        (a)Manugistics Group, Inc. ...........................................                     29,500                    914,500
        (a)McData Corporation ................................................                      5,524                     98,742
        (a)Mercury Interactive Corporation ...................................                     42,953                  2,703,354
        (a)ONI Systems Corp. .................................................                     46,100                  1,550,112
        (a)Quest Software, Inc. ..............................................                     77,700                  2,010,488
        (a)Wind River Systems, Inc. ..........................................                     76,500                  1,797,750
        (a)i2 Technologies, Inc. .............................................                     51,200                  1,376,000
                                                                                                                        ------------
                                                                                                                          22,869,134
                                                                                                                        ------------
      Electrical Equipment - 0.91%
        (a)Power-One, Inc. ...................................................                    122,900                  2,181,475
                                                                                                                        ------------

      Electronics - 0.70%
        (a)Jabil Circuit, Inc. ...............................................                     74,700                  1,679,256
                                                                                                                        ------------



                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Electronics - Semiconductor - 6.77%
        (a)Amkor Technology, Inc. ...............................................                  29,700               $    484,481
        (a)LSI Logic Corporation ................................................                  82,900                  1,335,519
        (a)Novellus Systems, Inc. ...............................................                 134,600                  5,198,925
        (a)Semtech Corporation ..................................................                 148,700                  3,726,794
        (a)Transwitch Corporation ...............................................                  46,700                    936,919
        (a)Transmeta Corporation ................................................                 129,000                  2,628,375
        (a)TriQuint Semiconductor, Inc. .........................................                   8,300                    150,956
        (a)Vitesse Semiconductor Corporation ....................................                  45,100                  1,778,631
                                                                                                                        ------------
                                                                                                                          16,240,600
                                                                                                                        ------------
      Financial Services - Commercial - 2.07%
           Heller Financial, Inc. ...............................................                 147,100                  4,973,451
                                                                                                                        ------------

      Holding Companies - Diversified - 2.42%
           ITT Industries, Inc. .................................................                 142,800                  5,790,540
                                                                                                                        ------------

      Instrumentation - 1.51%
           PerkinElmer, Inc. ....................................................                  49,500                  3,624,390
                                                                                                                        ------------

      Insurance - Life & Health - 1.34%
           Conseco, Inc. ........................................................                 229,000                  3,210,580
                                                                                                                        ------------

      Investment Analysis - 1.31%
           Moody's Corporation ..................................................                 116,500                  3,140,840
                                                                                                                        ------------

      Medical Biotechnology - 2.72%
        (a)Biogen, Inc. .........................................................                  88,000                  6,297,500
        (a)Transkaryotic Therapies, Inc. ........................................                  14,000                    233,406
                                                                                                                        ------------
                                                                                                                           6,530,906
                                                                                                                        ------------
      Medical - Hospital Management & Services - 5.41%
        (a)HEALTHSOUTH Corporation ..............................................                 589,000                  9,376,880
           HCA-The Healthcare Company ...........................................                  90,600                  3,587,760
                                                                                                                        ------------
                                                                                                                          12,964,640
                                                                                                                        ------------
      Medical - Managed Care Services - 1.25%
        (a)Health Net Inc. ......................................................                 136,300                  2,994,511
                                                                                                                        ------------

      Medical Supplies - 3.69%
           Biomet, Inc. .........................................................                  57,750                  2,241,422
        (a)ORATEC Interventions, Inc. ...........................................                 133,200                    903,269
           St. Jude Medical, Inc. ...............................................                 101,700                  5,707,404
                                                                                                                        ------------
                                                                                                                           8,852,095
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Oil & Gas - Equipment & Services - 7.27%
        (a)Cooper Cameron Corporation ..........................................                    46,900              $  2,803,682
        (a)Nabors Industries, Inc. .............................................                    46,600                 2,642,220
           Santa Fe International Corporation ..................................                   139,500                 5,224,275
           Transocean Sedco Forex Inc. .........................................                    62,600                 3,012,938
        (a)Weatherford International, Inc. .....................................                    72,200                 3,756,566
                                                                                                                        ------------
                                                                                                                          17,439,681
                                                                                                                        ------------
      Pharmaceuticals - 8.44%
        (a)Alza Corporation ....................................................                   302,500                11,963,875
        (a)Andrx Group .........................................................                    32,100                 1,838,226
           ICN Pharmaceuticals, Inc. ...........................................                    97,100                 2,578,976
           Teva Pharmaceuticals Industries Ltd. ................................                    60,300                 3,844,125
                                                                                                                        ------------
                                                                                                                          20,225,202
                                                                                                                        ------------
      Retail - Drug Stores - 1.07%
           Rite Aid Corporation ................................................                   489,300                 2,554,146
                                                                                                                        ------------

      Telecommunications - 2.39%
        (a)McLeodUSA Incorporated ..............................................                   213,600                 2,803,500
        (a)XO Communications, Inc. .............................................                   196,400                 2,921,450
                                                                                                                        ------------
                                                                                                                           5,724,950
                                                                                                                        ------------
      Telecommunications - Equipment - 7.23%
        (a)ADC Telecommunications, Inc. ........................................                   146,300                 1,627,587
        (a)CIENA Corporation ...................................................                    52,300                 3,513,906
        (a)Comverse Technology, Inc. ...........................................                    28,800                 2,158,200
           Finisar Corporation .................................................                   121,800                 1,438,762
        (a)JDS Uniphase Corporation ............................................                     8,360                   223,630
        (a)New Focus, Inc. .....................................................                    29,100                   631,106
        (a)Openwave Systems Inc. ...............................................                    47,000                 1,731,659
        (a)Redback Networks Inc. ...............................................                    65,600                 2,024,377
        (a)Tellabs, Inc. .......................................................                    45,200                 1,969,025
        (a)Tekelec .............................................................                   106,200                 2,011,163
                                                                                                                        ------------
                                                                                                                          17,329,415
                                                                                                                        ------------
      Tire & Rubber - 1.65%
           The Goodyear Tire & Rubber Company ..................................                   154,900                 3,949,950
                                                                                                                        ------------

      Transportation - Rail - 1.86%
           Norfolk Southern Corporation ........................................                   246,000                 4,450,140
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Utilities - Electric - 11.46%
           The AES Corporation ...................................................                179,700               $  9,698,409
        (a)Calpine Corporation ...................................................                 84,800                  3,772,752
        (a)Capstone Turbine Corporation ..........................................                115,800                  2,851,575
           Dynegy Inc. ...........................................................                 97,600                  4,587,200
        (a)Mirant Corporation ....................................................                120,700                  3,017,500
        (a)NRG Energy, Inc. ......................................................                127,900                  3,542,830
                                                                                                                        ------------
                                                                                                                          27,470,266
                                                                                                                        ------------

      Utilities - Telecommunications - 0.86%
           Worldcom, Inc. ........................................................                124,200                  2,064,825
                                                                                                                        ------------

           Total Common Stocks (Cost $222,421,154) ......................................................                232,654,453
                                                                                                                        ------------

INVESTMENT COMPANIES - 2.34%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Shares ......................................                716,313                    716,313
      Evergreen Money Market Treasury Institutional Treasury
           Money Market Fund Institutional Shares ................................              4,896,075                  4,896,075
                                                                                                                        ------------

           Total Investment Companies (Cost $5,612,388) .................................................                  5,612,388
                                                                                                                        ------------

Total Value of Investments (Cost $228,033,542 (b)) ...............................                  99.39 %             $238,266,841
Other Assets Less Liabilities ....................................................                   0.61 %                1,469,088
                                                                                                   ------               ------------
      Net Assets .................................................................                 100.00 %             $239,735,929
                                                                                                   ======               ============


      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $229,482,035. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:



           Unrealized appreciation ......................................................................              $ 49,434,391
           Unrealized depreciation ......................................................................               (40,649,585)
                                                                                                                       ------------

                       Net unrealized appreciation ......................................................              $  8,784,806
                                                                                                                       ============





See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         February 28, 2001


ASSETS
      Investments, at value (cost $228,033,542) ......................................................                 $238,266,841
      Cash ...........................................................................................                       98,117
      Income receivable ..............................................................................                      123,258
      Receivable for investments sold ................................................................                    1,638,303
      Receivable for fund shares sold ................................................................                      385,545
                                                                                                                       ------------

           Total assets ..............................................................................                  240,512,064
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ...............................................................................                       51,087
      Payable for investment purchases ...............................................................                      663,549
      Payable for fund shares redeemed ...............................................................                       43,462
      Other liabilities ..............................................................................                       18,037
                                                                                                                       ------------

           Total liabilities .........................................................................                      776,135
                                                                                                                       ------------

NET ASSETS ...........................................................................................                 $239,735,929
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                 $237,004,236
      Accumulated net realized loss on investments ...................................................                   (7,501,606)
      Net unrealized appreciation on investments .....................................................                   10,233,299
                                                                                                                       ------------
                                                                                                                       $239,735,929
                                                                                                                       ============

INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($75,221,070 / 5,633,105 shares) ..........................................................                 $      13.35
                                                                                                                       ============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($25,779,324 / 2,002,183 shares) ..........................................................                 $      12.88
                                                                                                                       ============
      Maximum offering price per share (100 / 97 of $12.88) ..........................................                 $      13.28
                                                                                                                       ============

SUPER-INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($138,735,535 / 10,259,621 shares) ........................................................                 $      13.52
                                                                                                                       ============






See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended February 28, 2001


NET INVESTMENT LOSS

      Income
           Dividends ...................................................................................              $     725,197
                                                                                                                      -------------

      Expenses
           Investment advisory fees (note 2) ...........................................................                  3,126,753
           Fund administration fees (note 2) ...........................................................                    123,798
           Distribution fees - Class A Investor Shares (note 3) ........................................                     86,915
           Distribution fees - Class C Investor Shares (note 3) ........................................                      2,229
           Distribution fees - Class D Investor Shares (note 3) ........................................                      6,528
           Custody fees ................................................................................                     22,732
           Registration and filing administration fees (note 2) ........................................                     13,117
           Fund accounting fees (note 2) ...............................................................                     52,000
           Audit fees ..................................................................................                     21,627
           Legal fees ..................................................................................                      4,001
           Securities pricing fees .....................................................................                      5,693
           Shareholder administrative fees (note 2) ....................................................                     29,167
           Shareholder recordkeeping fees ..............................................................                     23,250
           Other accounting fees (note 2) ..............................................................                      2,697
           Shareholder servicing expenses ..............................................................                     13,836
           Registration and filing expenses ............................................................                     25,000
           Printing expenses ...........................................................................                     21,538
           Trustee fees and meeting expenses ...........................................................                      8,443
           Other operating expenses ....................................................................                     31,000
                                                                                                                      -------------

                Total expenses .........................................................................                  3,620,324
                                                                                                                      -------------

                Less:
                    Expense reimbursements (note 5) ....................................................                    (39,641)
                    Shareholder administrative fees waived (note 2) ....................................                     (4,167)
                                                                                                                      -------------

                Net expenses ...........................................................................                  3,576,516
                                                                                                                      -------------

                    Net investment loss ................................................................                 (2,851,319)
                                                                                                                      -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions ...................................................                 56,372,713
      Decrease in unrealized appreciation on investments ...............................................               (171,689,068)
                                                                                                                      -------------

           Net realized and unrealized loss on investments .............................................               (115,316,355)
                                                                                                                      -------------

                Net decrease in net assets resulting from operations ...................................              $(118,167,674)
                                                                                                                      =============

See accompanying notes to financial statements



                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended        Year ended
                                                                                                    February 28,      February 29,
                                                                                                        2001              2000
------------------------------------------------------------------------------------------------------------------------------------
(DECREASE) INCREASE IN NET ASSETS
     Operations
       Net investment loss ...................................................................     $  (2,851,319)     $  (2,553,415)
       Net realized gain from investment transactions ........................................        56,372,713         74,143,440
       (Decrease) increase in unrealized appreciation on investments .........................      (171,689,068)       143,056,554
                                                                                                   -------------      -------------
            Net (decrease) increase in net assets resulting from operations ..................      (118,167,674)       214,646,579
                                                                                                   -------------      -------------

     Distributions to shareholders from
       Net realized gain from investment transactions ........................................      (117,489,833)       (14,253,595)
                                                                                                   -------------      -------------

     Capital share transactions
       Increase (decrease) in net assets resulting from capital share transactions (a) .......        71,165,624         (9,336,094)
                                                                                                   -------------      -------------
                    Total (decrease) increase in net assets ..................................      (164,491,883)       191,056,890
NET ASSETS
     Beginning of period .....................................................................       404,227,812        213,170,922
                                                                                                   -------------      -------------
     End of period ...........................................................................     $ 239,735,929      $ 404,227,812
                                                                                                   =============      =============

(a) A summary of capital share activity follows:
                                                        ----------------------------------------------------------------------------
                                                                        Year ended                            Year ended
                                                                    February 28, 2001                     February 29, 2000
                                                                Shares              Value             Shares              Value
                                                        ----------------------------------------------------------------------------
--------------------------------------------------------
               Institutional Shares
--------------------------------------------------------
Shares sold ............................................           974,993      $  17,646,900            466,088      $  10,224,819
Shares issued for reinvestment of distributions ........         1,956,140         32,237,192            185,999          3,965,509
Shares redeemed ........................................          (938,074)       (25,656,191)          (833,274)       (16,268,434)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................         1,993,059      $  24,227,901           (181,187)     $  (2,078,106)
                                                             =============      =============      =============      =============
--------------------------------------------------------
              Class A Investor Shares
--------------------------------------------------------
Shares sold ............................................           426,482      $  10,448,813             45,720      $   1,042,915
Shares issued for reinvestment of distributions ........           863,610         13,740,026             57,159          1,197,474
Shares redeemed ........................................          (310,401)        (6,155,909)          (655,988)       (12,362,303)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................           979,691      $  18,032,930           (553,109)     $ (10,121,914)
                                                             =============      =============      =============      =============
--------------------------------------------------------
              Class C Investor Shares
--------------------------------------------------------
Shares sold ............................................             3,202      $     111,301              6,563      $     113,580
Shares issued for reinvestment of distributions ........                 0                  0              7,682            150,104
Shares redeemed ........................................           (68,159)        (1,683,457)          (125,773)        (2,408,595)
                                                             -------------      -------------      -------------      -------------
     Net decrease ......................................           (64,957)     $  (1,572,156)          (111,528)     $  (2,144,911)
                                                             =============      =============      =============      =============
--------------------------------------------------------
              Class D Investor Shares
--------------------------------------------------------
Shares sold ............................................             2,337      $      66,451              4,386      $      75,662
Shares issued for reinvestment of distributions ........                 0                  0             18,187            371,374
Shares redeemed ........................................          (313,584)        (8,343,664)          (213,709)        (3,787,932)
                                                             -------------      -------------      -------------      -------------
     Net decrease ......................................          (311,247)     $  (8,277,213)          (191,136)     $  (3,340,896)
                                                             =============      =============      =============      =============
--------------------------------------------------------
             Super-Institutional Shares
--------------------------------------------------------
Shares sold ............................................                 0      $           0                  0      $           0
Shares issued for reinvestment of distributions ........         4,121,952         68,754,162            389,265          8,349,733
Shares redeemed ........................................        (1,034,483)       (30,000,000)                 0                  0
                                                             -------------      -------------      -------------      -------------
     Net increase ......................................         3,087,469      $  38,754,162            389,265      $   8,349,733
                                                             =============      =============      =============      =============
--------------------------------------------------------
                    Fund Summary
--------------------------------------------------------
Shares sold ............................................         1,407,014      $  28,273,465            522,757      $  11,456,976
Shares issued for reinvestment of distributions ........         6,941,702        114,731,380            658,292         14,034,194
Shares redeemed ........................................        (2,664,701)       (71,839,221)        (1,828,744)       (34,827,264)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................         5,684,015      $  71,165,624           (647,695)     $  (9,336,094)
                                                             =============      =============      =============      =============


See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        Institutional Shares



------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended    Year ended    Year ended    Year ended    Year ended
                                                                February 28,  February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .............................. $  33.08      $  16.60      $  17.86      $  16.26      $  14.45

      (Loss) income from investment operations
        Net investment loss .....................................    (0.15)        (0.21)        (0.17)        (0.15)        (0.13)
        Net realized and unrealized (loss) gain on investments ..    (8.38)        17.92         (0.63)         4.22          1.94
                                                                  --------      --------      --------      --------      --------

             Total from investment operations ...................    (8.53)        17.71         (0.80)         4.07          1.81
                                                                  --------      --------      --------      --------      --------

      Distributions to shareholders from
        Tax return of capital ...................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains ............     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ..........   (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                                  --------      --------      --------      --------      --------

             Total distributions ................................   (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                                  --------      --------      --------      --------      --------

Net asset value, end of year .................................... $  13.35      $  33.08      $  16.60      $  17.86      $  16.26
                                                                  ========      ========      ========      ========      ========

Total return ....................................................   (32.25)%      110.91 %       (4.51)%       25.25 %       12.53 %
                                                                  ========      ========      ========      ========      ========


Ratios/supplemental data
      Net assets, end of year (000's) ........................... $ 75,221      $120,416      $ 63,426      $ 92,858      $ 77,858
                                                                  ========      ========      ========      ========      ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ...........     1.18 %        1.21 %        1.22 %        1.19 %        1.23 %
        After expense reimbursements and waived fees ............     1.17 %        1.17 %        1.15 %        1.16 %        1.22 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...........    (0.95)%       (1.03)%       (0.87)%       (0.90)%       (0.85)%
        After expense reimbursements and waived fees ............    (0.93)%       (1.00)%       (0.80)%       (0.88)%       (0.84)%

      Portfolio turnover rate ...................................   124.81 %      165.92 %      121.48 %      105.60 %      126.44 %





See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                       Class A Investor Shares




------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended    Year ended    Year ended    Year ended    Year ended
                                                                February 28,  February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ............................... $ 32.47       $ 16.37       $ 17.69       $ 16.18       $ 14.42

      (Loss) income from investment operations
        Net investment loss ......................................   (0.22)        (0.33)        (0.24)        (0.21)        (0.18)
        Net realized and unrealized (loss) gain on investments ...   (8.17)        17.66         (0.62)         4.19          1.94
                                                                   -------       -------       -------       -------       -------

             Total from investment operations ....................   (8.39)        17.33         (0.86)         3.98          1.76
                                                                   -------       -------       -------       -------       -------

      Distributions to shareholders from
        Tax return of capital ....................................    0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains .............    0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ...........  (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                                   -------       -------       -------       -------       -------

             Total distributions .................................  (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                                   -------       -------       -------       -------       -------

Net asset value, end of year ..................................... $ 12.88       $ 32.47       $ 16.37       $ 17.69       $ 16.18
                                                                   =======       =======       =======       =======       =======

Total return (a) .................................................  (32.52)%      110.07 %       (4.83)%       24.80 %       12.21 %
                                                                   =======       =======       =======       =======       =======

Ratios/supplemental data
      Net assets, end of year (000's) ............................ $25,779       $33,200       $25,797       $40,924       $39,376
                                                                   =======       =======       =======       =======       =======

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ............    1.53 %        1.59 %        1.60 %        1.55 %        1.54 %
        After expense reimbursements and waived fees .............    1.51 %        1.56 %        1.53 %        1.52 %        1.53 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ............   (1.29)%       (1.41)%       (1.26)%       (1.27)%       (1.16)%
        After expense reimbursements and waived fees .............   (1.28)%       (1.38)%       (1.18)%       (1.24)%       (1.15)%

      Portfolio turnover rate ....................................  124.81 %      165.92 %      121.48 %      105.60 %      126.44 %



(a) Total return does not reflect payment of a sales charge.




See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       Class C Investor Shares



------------------------------------------------------------------------------------------------------------------------------------
                                                             Period ended    Year ended     Year ended     Year ended    Year ended
                                                               April 26,    February 29,   February 28,   February 28,  February 28,
                                                                 2001           2000           1999           1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .........................  $30.06         $15.52         $17.12         $15.97         $14.34

      (Loss) income from investment operations
        Net investment loss ..................................   (0.16)         (1.14)         (0.60)         (0.52)         (0.29)
        Net realized and unrealized (loss) gain on investments   (5.46)         16.91          (0.54)          4.14           1.92
                                                                ------         ------         ------         ------         ------

             Total from investment operations ................   (5.62)         15.77          (1.14)          3.62           1.63
                                                                ------         ------         ------         ------         ------

      Distributions to shareholders from
        Liquidation of shares (See note 1) ...................  (24.44)          0.00           0.00           0.00           0.00
        Tax return of capital ................................    0.00           0.00           0.00          (0.53)          0.00
        Distribution in excess of net realized gains .........    0.00           0.00          (0.03)          0.00           0.00
        Net realized gain from investment transactions .......    0.00          (1.23)         (0.43)         (1.94)          0.00
                                                                ------         ------         ------         ------         ------

             Total distributions .............................  (24.44)         (1.23)         (0.46)         (2.47)          0.00
                                                                ------         ------         ------         ------         ------

Net asset value, end of period ...............................  $ 0.00         $30.06         $15.52         $17.12         $15.97
                                                                ======         ======         ======         ======         ======

Total return (a) .............................................  (18.80)%(b)    106.03 %        (6.68)%        22.95 %        11.30 %
                                                                ======         ======         ======         ======         ======

Ratios/supplemental data
      Net assets, end of period (000's).......................  $    0         $1,952         $2,740         $4,541         $9,192
                                                                ======         ======         ======         ======         ======

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ........    4.45 %(c)      4.02 %         3.90 %         3.11 %         2.34 %
        After expense reimbursements and waived fees .........    3.74 %(c)      3.43 %         3.45 %         3.05 %         2.33 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ........   (4.38)%(c)     (3.83)%        (3.55)%        (2.84)%        (1.97)%
        After expense reimbursements and waived fees .........   (3.67)%(c)     (3.25)%        (3.11)%        (2.78)%        (1.96)%

      Portfolio turnover rate ................................  124.81 %       165.92 %       121.48 %       105.60 %       126.44 %

(a)   Total return does not reflect payment of a sales charge.
(b)   Aggregate return. Not annualized.
(c)   Annualized.




See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       Class D Investor Shares




------------------------------------------------------------------------------------------------------------------------------------
                                                                Period ended   Year ended    Year ended    Year ended    Year ended
                                                                  April 26,   February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................  $ 31.59       $ 16.04       $ 17.45       $ 16.09       $ 14.41

      (Loss) income from investment operations
        Net investment loss .....................................    (0.10)        (0.44)        (0.34)        (0.32)        (0.29)
        Net realized and unrealized (loss) gain on investments ..    (5.75)        17.22         (0.61)         4.15          1.97
                                                                   -------       -------       -------       -------       -------

             Total from investment operations ...................    (5.85)        16.78         (0.95)         3.83          1.68
                                                                   -------       -------       -------       -------       -------

      Distributions to shareholders from
        Liquidation of shares (See note 1) ......................   (25.74)         0.00          0.00          0.00          0.00
        Tax return of capital ...................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains ............     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ..........     0.00         (1.23)        (0.43)        (1.94)         0.00
                                                                   -------       -------       -------       -------       -------

             Total distributions ................................   (25.74)        (1.23)        (0.46)        (2.47)         0.00
                                                                   -------       -------       -------       -------       -------

Net asset value, end of period ..................................  $  0.00       $ 31.59       $ 16.04       $ 17.45       $ 16.09
                                                                   =======       =======       =======       =======       =======

Total return (a) ................................................   (18.60)%(b)   108.89 %       (5.41)%       24.06 %       11.59 %
                                                                   =======       =======       =======       =======       =======

Ratios/supplemental data
      Net assets, end of period (000's) .........................  $     0       $ 9,832       $ 8,060       $11,448       $10,774
                                                                   =======       =======       =======       =======       =======

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ...........     2.21 %(c)     2.33 %        2.34 %        2.22 %        2.02 %
        After expense reimbursements and waived fees ............     2.04 %(c)     2.12 %        2.14 %        2.18 %        2.01 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...........    (2.14)%(c)    (2.15)%       (2.00)%       (1.94)%       (1.64)%
        After expense reimbursements and waived fees ............    (1.98)%(c)    (1.94)%       (1.79)%       (1.89)%       (1.63)%

      Portfolio turnover rate ...................................   124.81 %      165.92 %      121.48 %      105.60 %      126.44 %

(a) Total return does not reflect payment of a sales charge.
(b) Aggregate return. Not annualized.
(c) Annualized.





See accompanying notes to financial statements                                                                          (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     Super-Institutional Shares


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                     June 12, 1996
                                                                                                                   (commencement of
                                                              Year ended    Year ended    Year ended    Year ended  operations) to
                                                             February 28,  February 29,  February 28,  February 28,  February 28,
                                                                 2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................... $  33.30      $  16.68      $  17.92      $  16.29      $  15.53

      (Loss) income from investment operations
        Net investment loss ..................................    (0.15)        (0.18)        (0.11)        (0.12)        (0.07)
        Net realized and unrealized (loss) gain on investments    (8.43)        18.03         (0.67)         4.22          0.83
                                                               --------      --------      --------      --------      --------

             Total from investment operations ................    (8.58)        17.85         (0.78)         4.10          0.76
                                                               --------      --------      --------      --------      --------

      Distributions to shareholders from
        Tax return of capital ................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains .........     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions .......   (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                               --------      --------      --------      --------      --------

             Total distributions .............................   (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                               --------      --------      --------      --------      --------

Net asset value, end of period ............................... $  13.52      $  33.30      $  16.68      $  17.92      $  16.29
                                                               ========      ========      ========      ========      ========

Total return .................................................   (32.17)%      111.10 %       (4.32)%       25.40 %        4.89 %(a)
                                                               ========      ========      ========      ========      ========

Ratios/supplemental data
      Net assets, end of period (000's) ...................... $138,736      $238,827      $113,148      $118,246      $ 94,340
                                                               ========      ========      ========      ========      ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ........     1.06 %        1.08 %       1.05 %         1.06 %        1.08 %(b)
        After expense reimbursements and waived fees .........     1.05 %        1.04 %       0.99 %         1.04 %        1.04 %(b)

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ........    (0.83)%       (0.91)%      (0.71)%        (0.77)%       (0.75)%(b)
        After expense reimbursements and waived fees .........    (0.82)%       (0.87)%      (0.64)%        (0.75)%       (0.72)%(b)

      Portfolio turnover rate ................................   124.81 %      165.92 %     121.48 %       105.60 %      126.44 %


(a) Aggregate return. Not annualized.
(b) Annualized.





See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund"), formerly known as The Chesapeake Fund prior to November 1, 1997, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor shares were liquidated. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Investor Shares are offered with a sales charge (except for Class C Shares) at different levels and bear distribution fees at different levels.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to each class of Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



                  Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $2,851,319 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease accumulated net realized gains on investments.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Series A, and had received a fee through the date of liquidation of Series C and Series D Investor Shares and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-institutional Shares. From March 1, 2000 to December 31, 2000, the Administrator also received a monthly fee of $1,750 for accounting and record-keeping services for the Institutional Shares and for Series A and had received a fee through the date of liquidation of Series C and Series D Investor Shares in the amount of $3,270 for each class. Beginning January 1, 2001, this fee for the Institutional and Series A Shares was adjusted to $2,250 per month, plus 0.01% of the annual average net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and record-keeping services shall not be less than $3,000 per month. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Series A, and had received a fee through the date of liquidation of Series C and Series D Investor shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. For the fiscal year ended February 28, 2001, the Administrator has waived a portion of its fee related to shareholder administration costs for Series C and Series D Investor shares.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



         NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the fiscal year ended February 28, 2001, the Distributor retained sales charges in the amount of $483.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, 0.75% and 0.50% per annum of the average daily net assets of Series A, Series C and Series D Investor Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $86,915, $2,229 and $6,528 in distribution and service fees under the Plan with respect to Series A, Series C and Series D Investor Shares, respectively, for the fiscal year ended February 28, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $384,072,014 and $435,749,969, respectively, for the fiscal year ended February 28, 2001.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the fiscal year ended February 28, 2001, the Fund's expenses were reduced by $39,641 under this arrangement.


NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The Fund paid a total amount of $11.20 per share distributions for the year ended February 28, 2001, including $6.26 that is classified as long-term gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                                       Deloitte
                                                                       & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis  Investment  Trust and Shareholders of
   The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (a portfolio of Gardner Lewis Investment Trust), including the portfolio of investments, as of February 28, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of February 28, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

New York, New York
March 23, 2001



_________

Deloitte
Touche
Tohmatsu
________

________________________________________________________________________________



                           THE CHESAPEAKE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                              Quarterly Fund Update

                       FOR THE PERIOD ENDED MARCH 31, 2001






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report is submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about The Chesapeake Growth Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

                         _____________________________

                              THE CHESAPEAKE FUNDS
                         _____________________________

                                  April 2, 2001



Dear Shareholder:

         The Chesapeake Core Growth Fund closed the first quarter with a loss of 9.32%. The Chesapeake Growth Fund Class A and The Chesapeake Aggressive Growth Fund closed the quarter with losses of 18.43% and 15.65%. These losses compare to losses of 11.86% and 6.51% for the S&P 500 and Russell 2000. It was the Dow's worst first quarter in 24 years. Once again the Nasdaq's loss of 25.51% led the way down, highlighting the degree to which growth stocks have been abandoned by investors. The growth portions of the Russell 2000 and Russell Midcap indices were down 15.20% and 25.08% this quarter.

        Average Annual Total Returns - Net of maximum sales load - as of 3/31/01

                Chesapeake Core      Chesapeake Growth     Chesapeake Aggressive
                  Growth Fund           Fund Class A            Growth Fund
                   large-cap               mid-cap              smaller-cap
1 Year              (14.76)%              (35.68)%                (41.01)%
3 Year               17.36%                 5.79%                  (4.88)%
5 Year                 NA                  11.19%                   4.03%
Since Inception      18.27%                13.80%                  10.75%

         This market has been hostile, indiscriminant, and taxing. Investing over the past year has been more difficult than at almost any other time in modern history. Having said this, we take no comfort in our relative performance when our results are negative, for we invest with the sole expectation of profit. As such, we are more resolved than ever to seek out returns for our clients, regardless of the market's sentiment.

         Despite our expecting otherwise, the market has continued the downhill slide it began over one year ago. Simply put, we thought that Fed action on interest rates and efforts in Washington to put together some form of stimulus package would cause investors to look beyond current economic slowness toward the recovery that would ensue. Instead, investor focus has been on the here and now. This has resulted in a continued sell-off that has given investors little time to exhale and, therefore, put incredible pressure on their psyche. Their plight can be likened to that of an underpowered prizefighter in the late rounds. The most significant difference is the fact that a prizefight has a predetermined end. The market's constant beating has created a behavior pattern that in turn appears to us to have exaggerated the circumstance.

         The economy in general is better than the market would have us believe. By and large, business fundamentals are sound and in most of the sectors where there is weakness it is due to the normal economic cycle. There are those spots, however, where the slowdown has been far more pronounced than we had anticipated. Telecom would be the most significant. Here, inventory builds will take more time to work through and the capital necessary to deploy new systems will be harder to secure. Despite our not anticipating the magnitude of this slowdown, we had little exposure to it and, therefore, the cost to our performance was minimized. Ironically, some of our worst losses this quarter came from the healthcare sector where company fundamentals are almost entirely insulated from current economic concern. Thus, in much of the portfolio, our losses can be attributed more to market sentiment than anything else.

         In the past two months many have predicted our country's economic demise, suggesting that the unprecedented advances we have witnessed over the past decade were more hype than reality and, therefore, the demand for many products and services will all but end. Article after article has been written about the perils of technology investing and the rational for avoiding it. And, study after study has been published to prove that the market has even further to fall.

         All of this is similar, except in its opposite conclusion, to discussions that were had, articles that were written, and studies that were published just twelve months ago. Then the economy would grow at historic rates for longer than ever before imaginable; technology would allow this to happen; and most valuation methodologies were not thought meaningful because they were not able to properly discount a ten-year earnings stream.

         It is the last point that deserves the most attention. For, just as sentiment caused investors to look too far out just twelve months ago, it is causing them to look too close in today. And it is this, in a nutshell, which has created the opportunity before us. Companies should be valued based on their three-to-five year earnings prospects, rather than their prospects for ten years or their prospects for ten months. This point becomes even more critical in times of economic compression, because a company's longer-term prospects may be masked by a shorter-term softening in demand. We think this is the case today.

         Some of the companies with whom we speak have been hard hit by this economic slowing. Others are simply taking a cautious approach to the current environment by curtailing capital spending and decreasing inventory builds. A slowing economic environment certainly manifests itself in a decrease in corporate earnings. But the question is, should these near-term earnings be used as the baseline from which to evaluate stocks? Our answer is that in many cases they should not.

         We believe that long-term investing results are derived through capitalizing on opportunity created by inefficient pricing of stock. Inefficiency is most often created by a lack of understanding of a company's prospects or a preoccupation with other issues. In this market environment, we think both phenomena exist. Our presumption of course is that the economy will right itself. This presumption is based in the belief that at its root, the economy is sound, and that most investment spending in recent years occurred on Main Street, not in the dot-coms, and that it will prove to be productive.

         We do think that the Fed could have reacted more quickly. We also wish Washington would deliver a rapid response stimulus package. We hear arguments discounting the impact of both courses of action, but disagree that they would not be effective, because we believe that a change in investor psychology is currently as important as anything else. Most of our companies have proprietary products and services and are less susceptible to macroeconomic change. But they, like many others, are being cautious or are affected by others being cautious, as everyone awaits signs of a change in psychology that will compel businesses to resume greater growth initiatives. For companies, this strategy may be sound, but for investors, such an approach is not possible. For, well before the dust is clear, Wall Street will have anticipated positive change and those stocks deserving will be well off their bottoms. This point becomes even more relevant when one looks at the magnitude of idle cash on the sidelines attempting to capitalize on a market bottom.

         The point is that successful market timing is next to impossible. In fact, we do not know of anyone who has been successful at it for an extended period of time. This market may bottom in a V-shaped pattern, a U-shaped pattern, or an L-shaped pattern. That bottom may be in front of us. It may already be behind us. But, whatever pattern results will be inconsequential a few years from now. For then, it will be the success of individual companies that will have determined the success of investors' portfolios. To that end, current research depth is essential because each and every kernel of information discovered could ultimately provide for greater return. Knowing this, our research team, which logs thousands of calls each year, increased its company contacts this quarter by 21% over last. This increased dialogue with managements, customers, competitors, and suppliers is intended to ensure the greatest depth of knowledge we can gather given the challenges we have been facing and the opportunity that lies ahead. For, we know that our clients will benefit if we dedicate our time to picking good stocks.

Sincerely,



/s/ W. Whitfield Gardner                         /s/ John L. Lewis, IV

W. Whitfield Gardner                             John L. Lewis, IV

















The Chesapeake Core Growth Fund's inception was September 29, 1997. Historical performance for The Chesapeake Growth Fund Class A has been calculated by using the performance of the original class of The Fund (now called the Institutional Shares) from inception on April 6, 1994 until date of issuance of the new Class A Shares on April 7, 1995, and combining such performance with the performance of the Class A Shares since April 7, 1995. With the exception of average annual returns and where otherwise stated, the return figures shown above do not reflect the deduction of a sales load. The maximum sales load for The Chesapeake Growth Fund Class A and The Chesapeake Aggressive Growth Fund is 3%. During part of the period cited above for The Chesapeake Growth Fund Class A and The Chesapeake Core Growth Fund, the advisor assumed certain expenses and/or waived a portion of its fee. Total return would have been lower absent such assumption or fee waiver. The Chesapeake Aggressive Growth Fund, which has an inception date of January 4, 1993, closed to new investors on December 23, 1994. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. It is not possible to invest in an index (like the S&P 500 or Russell 2000) which is unmanaged and does not incur fees and charges.

For more information regarding each Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or the Fund's
Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.



          Underwriter and Distributor: Capital Investment Group, Inc.,
                       P.O. Box 69, Rocky Mount, NC 27802
                               Phone 800-430-3863

                      ___________________________________

                           THE CHESAPEAKE GROWTH FUND
                      ___________________________________


                                 March 31, 2001

Investment Strategy
--------------------------------------------------------------------------------

The Chesapeake Growth Fund seeks capital appreciation through investments in small, medium, and large capitalization growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is in constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
--------------------------------------------------------------------------------

The Fund seeks companies that:

o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 15% annually;
o  are selling at a stock price not yet fully reflective of their growth rate;
o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
o  have a strong balance sheet;
o  are less susceptible to macroeconomic change.


The Largest Industry Groups
--------------------------------------------------------------------------------

[Pie Chart Here]:
        Apparel                      4.7%
        Computer Software            4.6%
        Computers & Peripherals      3.8%
        Energy Services             20.1%
        Financial Services           5.5%
        Healthcare Delivery          8.2%
        Medical Products             3.6%
        Pharmaceuticals             12.2%
        Semiconductors & Related     5.8%
        Telecommunications           8.4%
        All Others                  23.1%


About The Investment Advisor
--------------------------------------------------------------------------------

Gardner Lewis Asset management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $2.5 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 33. The research team is comprised of 16.

Ten Largest Holdings
--------------------------------------------------------------------------------

1.  Alza Corp                          6.1%
2.  Jones Apparel Group, Inc.          5.2%
3.  AES Corporation                    4.5%
4.  Healthsouth Corp.                  3.8%
5.  Biogen, Inc.                       2.8%
6.  ITT Industries, Inc.               2.8%
7.  St. Jude Medical, Inc.             2.7%
8.  Heller Financial                   2.6%
9.  Dynegy, Inc.                       2.5%
10. NRG Energy, Inc.                   2.5%


Portfolio Characteristics
--------------------------------------------------------------------------------

Overall Assets ($MM)                    225
Number of Companies                      65
5 Yr. Historical Earnings Growth        14%
Earnings Growth - net year              29%
P/E Ratio - next year                    21

  (Gardner Lewis earnings estimates)


Performance Summary
                                                    Annualized
--------------------------------------------------------------------------------
The Chesapeake                Quarter     1 Year      5 Year         Since
Growth Fund Series A            End                                Inception
--------------------------------------------------------------------------------
Without the sales load
             deduction        -18.43%    -18.33%      11.87%         14.30%
--------------------------------------------------------------------------------
    Net of the maximum
            Sales load^1      -20.88%    -35.68%      11.19%         13.80%
--------------------------------------------------------------------------------

1 The maximum sales load for the Fund is 3%. Historical performance for the Chesapeake Growth Fund Series A has been calculated by using the performance of the original class of The Fund (now called the Institutional Shares) from inception on April 6, 1994 until the date of issuance of the new Series A Shares on April 7, 1995, and combining such performance with the performance of the Series A Shares since April 7, 1995. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.


For More complete information regarding the Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.


                   Capital Investment Group, Inc., Distributor
                            Raleigh, NC (800)525-3863


                                          ___________________________________

                                              THE CHESAPEAKE GROWTH FUND
                                          ___________________________________

                                               PORTFOLIO OF INVESTMENTS
                                                      (unaudited)
                                                    March 31, 2001

---------------------------------------------------------     --------------------------------------------------------
Quantity    Security                        Market Value       Quantity   Security                        Market Value
=========================================================     ========================================================
    150,700 ADC Telecommunications, Inc.       1,280,950          5,524 McDATA Corp. A Shares                 104,265
    185,300 AES Corporation                    9,257,588        220,900 McLeodUSA, Inc.                     1,919,069
     94,500 Adelphia Communications            3,827,250         43,453 Mercury Interactive Corp.           1,819,594
    240,300 Agrium, Inc.                       3,027,780        125,200 Mirant Corp.                        4,444,600
    312,000 Alza Corp.                        12,636,000        117,300 Moodys Corp.                        3,232,788
     29,700 Amkor Technology Inc.                484,481        138,800 NRG Energy Inc,                     5,052,320
     33,500 Andrx Corporation                  1,641,500         41,700 Nabors Industries, Inc.             2,161,728
     40,300 BEA Systems, Inc.                  1,183,812        253,000 Norfolk Southern Corp.              4,235,220
     90,900 Biogen, Inc.                       5,755,106         42,000 Northrop Grumnman Corp.             3,654,000
     60,050 Biomet, Inc.                       2,365,407         94,600 Novellus Systems, Inc.              3,837,212
     49,200 Block, H & R, Inc.                 2,462,952         47,800 ONI Systems Corp.                     932,100
    197,600 Cadence Design Systems             3,653,624         49,200 Openwave Systems, Inc.                976,128
     86,800 Calpine Corp.                      4,780,076        138,200 Oratec Interventions                1,114,237
     90,200 Capstone Turbine                   2,559,425        122,900 Power-One, Inc.                     1,780,821
     57,600 Checkfree Corp.                    1,695,600         67,400 QLogic Corporation                  1,516,500
     54,700 Ciena Corp.                        2,283,725         53,200 Quest Software                        944,300
     30,100 Comverse Technology, Inc.          1,772,589        489,300 Rite Aid Corporation                3,273,417
    235,700 Conseco, Inc.                      3,794,770        143,600 SantaFe International               4,667,000
    100,100 Dynegy, Inc.                       5,106,101         96,500 Sempra Energy                       2,246,520
    157,400 EMC Corporation                    4,627,560        152,300 Semtech Corp.                       4,483,331
     25,600 Express Scripts                    2,219,008        104,900 St. Jude Medical, Inc.              5,648,865
    125,700 Finisar Corp.                      1,205,934        153,300 Sun Microsystems, Inc.              2,356,221
    159,300 Goodyear Tire & Rubber             3,799,305        111,300 Tekelec                             2,003,400
     93,700 HCA - The Healthcare Company       3,773,299         62,200 Teva Pharmaceutical - SP ADR        3,397,675
     64,400 Hanover Compressor                 2,041,480         49,200 TranSwitch Corp.                      645,750
    107,800 Health Management Assoc.           1,676,290         14,000 Transkaryotic Therapies               245,875
    141,000 Health Net, Inc.                   2,906,010        132,000 Transmeta Corp.                     2,541,000
    606,300 Healthsouth Corp.                  7,815,207         65,900 Transocean Sedco Forex, Inc.        2,856,765
    152,400 Heller Financial                   5,356,860        138,900 USA Networks, Inc.                  3,324,919
     99,900 ICN Pharmaceuticals, Inc.          2,540,457         79,100 Wind River Systems, Inc.            1,839,075
    147,900 ITT Industries, Inc.               5,731,125        124,200 Worldcom Inc.                       2,320,987
    280,600 Jones Apparel Group, Inc.         10,606,680        203,000 XO Communications, Inc              1,421,000
     61,500 LSI Logic Corp.                      967,395

                                                                        TOTAL EQUITY                      205,832,032

                                                                        CASH EQUIVALENT                    18,875,424

                                                                        TOTAL ASSETS                      224,707,456

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust


























                 This Report has been prepared for shareholders
                    and may be distributed to others only if
                preceded or accompanied by a current prospectus.

________________________________________________________________________________



                           THE CHESAPEAKE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                                  Annual Report

                      FOR THE YEAR ENDED FEBRUARY 28, 2001






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about The Chesapeake Growth Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

                           THE CHESAPEAKE GROWTH FUND
                             Class A Investor Shares

                     Performance Update - $25,000 Investment

                 For the period from April 7, 1995 (Commencement
                       of Operations) to February 28, 2001


[Line Graph Here]:

--------------------------------------------------------------------------------
                 The Chesapeake
                Growth Fund Class        S&P 500 Total          Russell 2000
                A Investor Shares        Return Index              Index
--------------------------------------------------------------------------------
 4/7/95             $24,250                $25,000                $25,000
8/31/95              31,572                 28,025                 29,487
2/29/96              30,036                 33,109                 31,608
8/31/96              28,890                 33,274                 32,730
2/28/97              33,702                 40,772                 35,572
8/31/97              41,492                 46,799                 42,151
2/28/98              42,061                 55,044                 46,255
8/31/98              30,726                 50,587                 34,051
2/28/99              40,029                 65,908                 39,784
8/31/99              44,843                 70,733                 43,978
2/29/00              84,090                 73,639                 59,788
8/31/00              88,825                 82,276                 56,023
2/28/01              56,745                 67,601                 49,782


This graph depicts the performance of The Chesapeake Growth Fund Class A Investor Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                           Average Annual Total Return

------------------------------ ------------ ------------ ----------------------
                                                             Since 4/7/95
                                One Year    Five Years     (Commencement of
                                                              Operations)
------------------------------ ------------ ------------ ----------------------
        No Sales Load           (32.52)%      13.55 %           15.50 %
------------------------------ ------------ ------------ ----------------------
  3.00% Maximum Sales Load      (34.54)%      12.86 %           14.90 %
------------------------------ ------------ ------------ ----------------------

>> The graph assumes an initial $25,000 investment ($24,250 after maximum sales load of 3.00%) at April 7, 1995 (commencement of operations). All dividends and distributions are reinvested.

>> At February 28, 2001, the value of The Chesapeake Growth Fund Class A Investor Shares would have increased to $56,745 - a cumulative total investment return of 126.98% since April 7, 1995. Without the deduction of the 3.00% maximum sales load, The Chesapeake Growth Fund Class A Investor Shares would have increased to $58,500 - a cumulative total investment return of 134.00% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

>> At February 28, 2001, the value of a similar investment in the S&P 500 Total Return Index would have increased to $67,601 - a cumulative total investment return of 170.41%; while a similar investment in the Russell 2000 Index would have increased to $49,782 - a cumulative total investment return of 99.13% since April 7, 1995.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 97.05%

      Aerospace & Defense - 1.60%
           Northrop Grumman Corporation ......................................                     40,800               $  3,833,160
                                                                                                                        ------------

      Agriculture - 1.14%
           Agrium Inc. .......................................................                    206,100                  2,739,069
                                                                                                                        ------------

      Apparel Manufacturing - 4.34%
        (a)Jones Apparel Group, Inc. .........................................                    270,900                 10,402,561
                                                                                                                        ------------

      Broadcast - Radio & Television - 2.85%
           Adelphia Communications Corp. .....................................                     92,700                  3,679,031
        (a)USA Networks, Inc. ................................................                    133,900                  3,155,019
                                                                                                                        ------------
                                                                                                                           6,834,050
                                                                                                                        ------------
      Computers - 5.25%
           EMC Corporation ...................................................                    152,700                  6,071,352
        (a)Extreme Networks, Inc. ............................................                     48,600                  1,098,817
        (a)Qlogic Corporation ................................................                     65,900                  2,463,013
        (a)Sun Microsystems, Inc. ............................................                    148,500                  2,951,438
                                                                                                                        ------------
                                                                                                                          12,584,620
                                                                                                                        ------------
      Computer Software & Services - 9.54%
        (a)Agile Software Corporation ........................................                     23,400                    510,412
        (a)BEA Systems, Inc. .................................................                     39,000                  1,496,625
        (a)Cadence Design Systems, Inc. ......................................                    190,700                  4,834,245
        (a)Checkfree Corp. ...................................................                     56,100                  2,703,319
        (a)KPMG Consulting Inc. ..............................................                    124,600                  2,873,587
        (a)Manugistics Group, Inc. ...........................................                     29,500                    914,500
        (a)McData Corporation ................................................                      5,524                     98,742
        (a)Mercury Interactive Corporation ...................................                     42,953                  2,703,354
        (a)ONI Systems Corp. .................................................                     46,100                  1,550,112
        (a)Quest Software, Inc. ..............................................                     77,700                  2,010,488
        (a)Wind River Systems, Inc. ..........................................                     76,500                  1,797,750
        (a)i2 Technologies, Inc. .............................................                     51,200                  1,376,000
                                                                                                                        ------------
                                                                                                                          22,869,134
                                                                                                                        ------------
      Electrical Equipment - 0.91%
        (a)Power-One, Inc. ...................................................                    122,900                  2,181,475
                                                                                                                        ------------

      Electronics - 0.70%
        (a)Jabil Circuit, Inc. ...............................................                     74,700                  1,679,256
                                                                                                                        ------------



                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Electronics - Semiconductor - 6.77%
        (a)Amkor Technology, Inc. ...............................................                  29,700               $    484,481
        (a)LSI Logic Corporation ................................................                  82,900                  1,335,519
        (a)Novellus Systems, Inc. ...............................................                 134,600                  5,198,925
        (a)Semtech Corporation ..................................................                 148,700                  3,726,794
        (a)Transwitch Corporation ...............................................                  46,700                    936,919
        (a)Transmeta Corporation ................................................                 129,000                  2,628,375
        (a)TriQuint Semiconductor, Inc. .........................................                   8,300                    150,956
        (a)Vitesse Semiconductor Corporation ....................................                  45,100                  1,778,631
                                                                                                                        ------------
                                                                                                                          16,240,600
                                                                                                                        ------------
      Financial Services - Commercial - 2.07%
           Heller Financial, Inc. ...............................................                 147,100                  4,973,451
                                                                                                                        ------------

      Holding Companies - Diversified - 2.42%
           ITT Industries, Inc. .................................................                 142,800                  5,790,540
                                                                                                                        ------------

      Instrumentation - 1.51%
           PerkinElmer, Inc. ....................................................                  49,500                  3,624,390
                                                                                                                        ------------

      Insurance - Life & Health - 1.34%
           Conseco, Inc. ........................................................                 229,000                  3,210,580
                                                                                                                        ------------

      Investment Analysis - 1.31%
           Moody's Corporation ..................................................                 116,500                  3,140,840
                                                                                                                        ------------

      Medical Biotechnology - 2.72%
        (a)Biogen, Inc. .........................................................                  88,000                  6,297,500
        (a)Transkaryotic Therapies, Inc. ........................................                  14,000                    233,406
                                                                                                                        ------------
                                                                                                                           6,530,906
                                                                                                                        ------------
      Medical - Hospital Management & Services - 5.41%
        (a)HEALTHSOUTH Corporation ..............................................                 589,000                  9,376,880
           HCA-The Healthcare Company ...........................................                  90,600                  3,587,760
                                                                                                                        ------------
                                                                                                                          12,964,640
                                                                                                                        ------------
      Medical - Managed Care Services - 1.25%
        (a)Health Net Inc. ......................................................                 136,300                  2,994,511
                                                                                                                        ------------

      Medical Supplies - 3.69%
           Biomet, Inc. .........................................................                  57,750                  2,241,422
        (a)ORATEC Interventions, Inc. ...........................................                 133,200                    903,269
           St. Jude Medical, Inc. ...............................................                 101,700                  5,707,404
                                                                                                                        ------------
                                                                                                                           8,852,095
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Oil & Gas - Equipment & Services - 7.27%
        (a)Cooper Cameron Corporation ..........................................                    46,900              $  2,803,682
        (a)Nabors Industries, Inc. .............................................                    46,600                 2,642,220
           Santa Fe International Corporation ..................................                   139,500                 5,224,275
           Transocean Sedco Forex Inc. .........................................                    62,600                 3,012,938
        (a)Weatherford International, Inc. .....................................                    72,200                 3,756,566
                                                                                                                        ------------
                                                                                                                          17,439,681
                                                                                                                        ------------
      Pharmaceuticals - 8.44%
        (a)Alza Corporation ....................................................                   302,500                11,963,875
        (a)Andrx Group .........................................................                    32,100                 1,838,226
           ICN Pharmaceuticals, Inc. ...........................................                    97,100                 2,578,976
           Teva Pharmaceuticals Industries Ltd. ................................                    60,300                 3,844,125
                                                                                                                        ------------
                                                                                                                          20,225,202
                                                                                                                        ------------
      Retail - Drug Stores - 1.07%
           Rite Aid Corporation ................................................                   489,300                 2,554,146
                                                                                                                        ------------

      Telecommunications - 2.39%
        (a)McLeodUSA Incorporated ..............................................                   213,600                 2,803,500
        (a)XO Communications, Inc. .............................................                   196,400                 2,921,450
                                                                                                                        ------------
                                                                                                                           5,724,950
                                                                                                                        ------------
      Telecommunications - Equipment - 7.23%
        (a)ADC Telecommunications, Inc. ........................................                   146,300                 1,627,587
        (a)CIENA Corporation ...................................................                    52,300                 3,513,906
        (a)Comverse Technology, Inc. ...........................................                    28,800                 2,158,200
           Finisar Corporation .................................................                   121,800                 1,438,762
        (a)JDS Uniphase Corporation ............................................                     8,360                   223,630
        (a)New Focus, Inc. .....................................................                    29,100                   631,106
        (a)Openwave Systems Inc. ...............................................                    47,000                 1,731,659
        (a)Redback Networks Inc. ...............................................                    65,600                 2,024,377
        (a)Tellabs, Inc. .......................................................                    45,200                 1,969,025
        (a)Tekelec .............................................................                   106,200                 2,011,163
                                                                                                                        ------------
                                                                                                                          17,329,415
                                                                                                                        ------------
      Tire & Rubber - 1.65%
           The Goodyear Tire & Rubber Company ..................................                   154,900                 3,949,950
                                                                                                                        ------------

      Transportation - Rail - 1.86%
           Norfolk Southern Corporation ........................................                   246,000                 4,450,140
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Utilities - Electric - 11.46%
           The AES Corporation ...................................................                179,700               $  9,698,409
        (a)Calpine Corporation ...................................................                 84,800                  3,772,752
        (a)Capstone Turbine Corporation ..........................................                115,800                  2,851,575
           Dynegy Inc. ...........................................................                 97,600                  4,587,200
        (a)Mirant Corporation ....................................................                120,700                  3,017,500
        (a)NRG Energy, Inc. ......................................................                127,900                  3,542,830
                                                                                                                        ------------
                                                                                                                          27,470,266
                                                                                                                        ------------

      Utilities - Telecommunications - 0.86%
           Worldcom, Inc. ........................................................                124,200                  2,064,825
                                                                                                                        ------------

           Total Common Stocks (Cost $222,421,154) ......................................................                232,654,453
                                                                                                                        ------------

INVESTMENT COMPANIES - 2.34%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Shares ......................................                716,313                    716,313
      Evergreen Money Market Treasury Institutional Treasury
           Money Market Fund Institutional Shares ................................              4,896,075                  4,896,075
                                                                                                                        ------------

           Total Investment Companies (Cost $5,612,388) .................................................                  5,612,388
                                                                                                                        ------------

Total Value of Investments (Cost $228,033,542 (b)) ...............................                  99.39 %             $238,266,841
Other Assets Less Liabilities ....................................................                   0.61 %                1,469,088
                                                                                                   ------               ------------
      Net Assets .................................................................                 100.00 %             $239,735,929
                                                                                                   ======               ============


      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $229,482,035. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:



           Unrealized appreciation ......................................................................              $ 49,434,391
           Unrealized depreciation ......................................................................               (40,649,585)
                                                                                                                       ------------

                       Net unrealized appreciation ......................................................              $  8,784,806
                                                                                                                       ============





See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         February 28, 2001


ASSETS
      Investments, at value (cost $228,033,542) ......................................................                 $238,266,841
      Cash ...........................................................................................                       98,117
      Income receivable ..............................................................................                      123,258
      Receivable for investments sold ................................................................                    1,638,303
      Receivable for fund shares sold ................................................................                      385,545
                                                                                                                       ------------

           Total assets ..............................................................................                  240,512,064
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ...............................................................................                       51,087
      Payable for investment purchases ...............................................................                      663,549
      Payable for fund shares redeemed ...............................................................                       43,462
      Other liabilities ..............................................................................                       18,037
                                                                                                                       ------------

           Total liabilities .........................................................................                      776,135
                                                                                                                       ------------

NET ASSETS ...........................................................................................                 $239,735,929
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                 $237,004,236
      Accumulated net realized loss on investments ...................................................                   (7,501,606)
      Net unrealized appreciation on investments .....................................................                   10,233,299
                                                                                                                       ------------
                                                                                                                       $239,735,929
                                                                                                                       ============

INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($75,221,070 / 5,633,105 shares) ..........................................................                 $      13.35
                                                                                                                       ============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($25,779,324 / 2,002,183 shares) ..........................................................                 $      12.88
                                                                                                                       ============
      Maximum offering price per share (100 / 97 of $12.88) ..........................................                 $      13.28
                                                                                                                       ============

SUPER-INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($138,735,535 / 10,259,621 shares) ........................................................                 $      13.52
                                                                                                                       ============






See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended February 28, 2001


NET INVESTMENT LOSS

      Income
           Dividends ...................................................................................              $     725,197
                                                                                                                      -------------

      Expenses
           Investment advisory fees (note 2) ...........................................................                  3,126,753
           Fund administration fees (note 2) ...........................................................                    123,798
           Distribution fees - Class A Investor Shares (note 3) ........................................                     86,915
           Distribution fees - Class C Investor Shares (note 3) ........................................                      2,229
           Distribution fees - Class D Investor Shares (note 3) ........................................                      6,528
           Custody fees ................................................................................                     22,732
           Registration and filing administration fees (note 2) ........................................                     13,117
           Fund accounting fees (note 2) ...............................................................                     52,000
           Audit fees ..................................................................................                     21,627
           Legal fees ..................................................................................                      4,001
           Securities pricing fees .....................................................................                      5,693
           Shareholder administrative fees (note 2) ....................................................                     29,167
           Shareholder recordkeeping fees ..............................................................                     23,250
           Other accounting fees (note 2) ..............................................................                      2,697
           Shareholder servicing expenses ..............................................................                     13,836
           Registration and filing expenses ............................................................                     25,000
           Printing expenses ...........................................................................                     21,538
           Trustee fees and meeting expenses ...........................................................                      8,443
           Other operating expenses ....................................................................                     31,000
                                                                                                                      -------------

                Total expenses .........................................................................                  3,620,324
                                                                                                                      -------------

                Less:
                    Expense reimbursements (note 5) ....................................................                    (39,641)
                    Shareholder administrative fees waived (note 2) ....................................                     (4,167)
                                                                                                                      -------------

                Net expenses ...........................................................................                  3,576,516
                                                                                                                      -------------

                    Net investment loss ................................................................                 (2,851,319)
                                                                                                                      -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions ...................................................                 56,372,713
      Decrease in unrealized appreciation on investments ...............................................               (171,689,068)
                                                                                                                      -------------

           Net realized and unrealized loss on investments .............................................               (115,316,355)
                                                                                                                      -------------

                Net decrease in net assets resulting from operations ...................................              $(118,167,674)
                                                                                                                      =============

See accompanying notes to financial statements



                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended        Year ended
                                                                                                    February 28,      February 29,
                                                                                                        2001              2000
------------------------------------------------------------------------------------------------------------------------------------
(DECREASE) INCREASE IN NET ASSETS
     Operations
       Net investment loss ...................................................................     $  (2,851,319)     $  (2,553,415)
       Net realized gain from investment transactions ........................................        56,372,713         74,143,440
       (Decrease) increase in unrealized appreciation on investments .........................      (171,689,068)       143,056,554
                                                                                                   -------------      -------------
            Net (decrease) increase in net assets resulting from operations ..................      (118,167,674)       214,646,579
                                                                                                   -------------      -------------

     Distributions to shareholders from
       Net realized gain from investment transactions ........................................      (117,489,833)       (14,253,595)
                                                                                                   -------------      -------------

     Capital share transactions
       Increase (decrease) in net assets resulting from capital share transactions (a) .......        71,165,624         (9,336,094)
                                                                                                   -------------      -------------
                    Total (decrease) increase in net assets ..................................      (164,491,883)       191,056,890
NET ASSETS
     Beginning of period .....................................................................       404,227,812        213,170,922
                                                                                                   -------------      -------------
     End of period ...........................................................................     $ 239,735,929      $ 404,227,812
                                                                                                   =============      =============

(a) A summary of capital share activity follows:
                                                        ----------------------------------------------------------------------------
                                                                        Year ended                            Year ended
                                                                    February 28, 2001                     February 29, 2000
                                                                Shares              Value             Shares              Value
                                                        ----------------------------------------------------------------------------
--------------------------------------------------------
               Institutional Shares
--------------------------------------------------------
Shares sold ............................................           974,993      $  17,646,900            466,088      $  10,224,819
Shares issued for reinvestment of distributions ........         1,956,140         32,237,192            185,999          3,965,509
Shares redeemed ........................................          (938,074)       (25,656,191)          (833,274)       (16,268,434)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................         1,993,059      $  24,227,901           (181,187)     $  (2,078,106)
                                                             =============      =============      =============      =============
--------------------------------------------------------
              Class A Investor Shares
--------------------------------------------------------
Shares sold ............................................           426,482      $  10,448,813             45,720      $   1,042,915
Shares issued for reinvestment of distributions ........           863,610         13,740,026             57,159          1,197,474
Shares redeemed ........................................          (310,401)        (6,155,909)          (655,988)       (12,362,303)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................           979,691      $  18,032,930           (553,109)     $ (10,121,914)
                                                             =============      =============      =============      =============
--------------------------------------------------------
              Class C Investor Shares
--------------------------------------------------------
Shares sold ............................................             3,202      $     111,301              6,563      $     113,580
Shares issued for reinvestment of distributions ........                 0                  0              7,682            150,104
Shares redeemed ........................................           (68,159)        (1,683,457)          (125,773)        (2,408,595)
                                                             -------------      -------------      -------------      -------------
     Net decrease ......................................           (64,957)     $  (1,572,156)          (111,528)     $  (2,144,911)
                                                             =============      =============      =============      =============
--------------------------------------------------------
              Class D Investor Shares
--------------------------------------------------------
Shares sold ............................................             2,337      $      66,451              4,386      $      75,662
Shares issued for reinvestment of distributions ........                 0                  0             18,187            371,374
Shares redeemed ........................................          (313,584)        (8,343,664)          (213,709)        (3,787,932)
                                                             -------------      -------------      -------------      -------------
     Net decrease ......................................          (311,247)     $  (8,277,213)          (191,136)     $  (3,340,896)
                                                             =============      =============      =============      =============
--------------------------------------------------------
             Super-Institutional Shares
--------------------------------------------------------
Shares sold ............................................                 0      $           0                  0      $           0
Shares issued for reinvestment of distributions ........         4,121,952         68,754,162            389,265          8,349,733
Shares redeemed ........................................        (1,034,483)       (30,000,000)                 0                  0
                                                             -------------      -------------      -------------      -------------
     Net increase ......................................         3,087,469      $  38,754,162            389,265      $   8,349,733
                                                             =============      =============      =============      =============
--------------------------------------------------------
                    Fund Summary
--------------------------------------------------------
Shares sold ............................................         1,407,014      $  28,273,465            522,757      $  11,456,976
Shares issued for reinvestment of distributions ........         6,941,702        114,731,380            658,292         14,034,194
Shares redeemed ........................................        (2,664,701)       (71,839,221)        (1,828,744)       (34,827,264)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................         5,684,015      $  71,165,624           (647,695)     $  (9,336,094)
                                                             =============      =============      =============      =============


See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        Institutional Shares



------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended    Year ended    Year ended    Year ended    Year ended
                                                                February 28,  February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .............................. $  33.08      $  16.60      $  17.86      $  16.26      $  14.45

      (Loss) income from investment operations
        Net investment loss .....................................    (0.15)        (0.21)        (0.17)        (0.15)        (0.13)
        Net realized and unrealized (loss) gain on investments ..    (8.38)        17.92         (0.63)         4.22          1.94
                                                                  --------      --------      --------      --------      --------

             Total from investment operations ...................    (8.53)        17.71         (0.80)         4.07          1.81
                                                                  --------      --------      --------      --------      --------

      Distributions to shareholders from
        Tax return of capital ...................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains ............     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ..........   (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                                  --------      --------      --------      --------      --------

             Total distributions ................................   (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                                  --------      --------      --------      --------      --------

Net asset value, end of year .................................... $  13.35      $  33.08      $  16.60      $  17.86      $  16.26
                                                                  ========      ========      ========      ========      ========

Total return ....................................................   (32.25)%      110.91 %       (4.51)%       25.25 %       12.53 %
                                                                  ========      ========      ========      ========      ========


Ratios/supplemental data
      Net assets, end of year (000's) ........................... $ 75,221      $120,416      $ 63,426      $ 92,858      $ 77,858
                                                                  ========      ========      ========      ========      ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ...........     1.18 %        1.21 %        1.22 %        1.19 %        1.23 %
        After expense reimbursements and waived fees ............     1.17 %        1.17 %        1.15 %        1.16 %        1.22 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...........    (0.95)%       (1.03)%       (0.87)%       (0.90)%       (0.85)%
        After expense reimbursements and waived fees ............    (0.93)%       (1.00)%       (0.80)%       (0.88)%       (0.84)%

      Portfolio turnover rate ...................................   124.81 %      165.92 %      121.48 %      105.60 %      126.44 %





See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                       Class A Investor Shares




------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended    Year ended    Year ended    Year ended    Year ended
                                                                February 28,  February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ............................... $ 32.47       $ 16.37       $ 17.69       $ 16.18       $ 14.42

      (Loss) income from investment operations
        Net investment loss ......................................   (0.22)        (0.33)        (0.24)        (0.21)        (0.18)
        Net realized and unrealized (loss) gain on investments ...   (8.17)        17.66         (0.62)         4.19          1.94
                                                                   -------       -------       -------       -------       -------

             Total from investment operations ....................   (8.39)        17.33         (0.86)         3.98          1.76
                                                                   -------       -------       -------       -------       -------

      Distributions to shareholders from
        Tax return of capital ....................................    0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains .............    0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ...........  (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                                   -------       -------       -------       -------       -------

             Total distributions .................................  (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                                   -------       -------       -------       -------       -------

Net asset value, end of year ..................................... $ 12.88       $ 32.47       $ 16.37       $ 17.69       $ 16.18
                                                                   =======       =======       =======       =======       =======

Total return (a) .................................................  (32.52)%      110.07 %       (4.83)%       24.80 %       12.21 %
                                                                   =======       =======       =======       =======       =======

Ratios/supplemental data
      Net assets, end of year (000's) ............................ $25,779       $33,200       $25,797       $40,924       $39,376
                                                                   =======       =======       =======       =======       =======

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ............    1.53 %        1.59 %        1.60 %        1.55 %        1.54 %
        After expense reimbursements and waived fees .............    1.51 %        1.56 %        1.53 %        1.52 %        1.53 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ............   (1.29)%       (1.41)%       (1.26)%       (1.27)%       (1.16)%
        After expense reimbursements and waived fees .............   (1.28)%       (1.38)%       (1.18)%       (1.24)%       (1.15)%

      Portfolio turnover rate ....................................  124.81 %      165.92 %      121.48 %      105.60 %      126.44 %



(a) Total return does not reflect payment of a sales charge.




See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       Class C Investor Shares



------------------------------------------------------------------------------------------------------------------------------------
                                                             Period ended    Year ended     Year ended     Year ended    Year ended
                                                               April 26,    February 29,   February 28,   February 28,  February 28,
                                                                 2001           2000           1999           1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .........................  $30.06         $15.52         $17.12         $15.97         $14.34

      (Loss) income from investment operations
        Net investment loss ..................................   (0.16)         (1.14)         (0.60)         (0.52)         (0.29)
        Net realized and unrealized (loss) gain on investments   (5.46)         16.91          (0.54)          4.14           1.92
                                                                ------         ------         ------         ------         ------

             Total from investment operations ................   (5.62)         15.77          (1.14)          3.62           1.63
                                                                ------         ------         ------         ------         ------

      Distributions to shareholders from
        Liquidation of shares (See note 1) ...................  (24.44)          0.00           0.00           0.00           0.00
        Tax return of capital ................................    0.00           0.00           0.00          (0.53)          0.00
        Distribution in excess of net realized gains .........    0.00           0.00          (0.03)          0.00           0.00
        Net realized gain from investment transactions .......    0.00          (1.23)         (0.43)         (1.94)          0.00
                                                                ------         ------         ------         ------         ------

             Total distributions .............................  (24.44)         (1.23)         (0.46)         (2.47)          0.00
                                                                ------         ------         ------         ------         ------

Net asset value, end of period ...............................  $ 0.00         $30.06         $15.52         $17.12         $15.97
                                                                ======         ======         ======         ======         ======

Total return (a) .............................................  (18.80)%(b)    106.03 %        (6.68)%        22.95 %        11.30 %
                                                                ======         ======         ======         ======         ======

Ratios/supplemental data
      Net assets, end of period (000's).......................  $    0         $1,952         $2,740         $4,541         $9,192
                                                                ======         ======         ======         ======         ======

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ........    4.45 %(c)      4.02 %         3.90 %         3.11 %         2.34 %
        After expense reimbursements and waived fees .........    3.74 %(c)      3.43 %         3.45 %         3.05 %         2.33 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ........   (4.38)%(c)     (3.83)%        (3.55)%        (2.84)%        (1.97)%
        After expense reimbursements and waived fees .........   (3.67)%(c)     (3.25)%        (3.11)%        (2.78)%        (1.96)%

      Portfolio turnover rate ................................  124.81 %       165.92 %       121.48 %       105.60 %       126.44 %

(a)   Total return does not reflect payment of a sales charge.
(b)   Aggregate return. Not annualized.
(c)   Annualized.




See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       Class D Investor Shares




------------------------------------------------------------------------------------------------------------------------------------
                                                                Period ended   Year ended    Year ended    Year ended    Year ended
                                                                  April 26,   February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................  $ 31.59       $ 16.04       $ 17.45       $ 16.09       $ 14.41

      (Loss) income from investment operations
        Net investment loss .....................................    (0.10)        (0.44)        (0.34)        (0.32)        (0.29)
        Net realized and unrealized (loss) gain on investments ..    (5.75)        17.22         (0.61)         4.15          1.97
                                                                   -------       -------       -------       -------       -------

             Total from investment operations ...................    (5.85)        16.78         (0.95)         3.83          1.68
                                                                   -------       -------       -------       -------       -------

      Distributions to shareholders from
        Liquidation of shares (See note 1) ......................   (25.74)         0.00          0.00          0.00          0.00
        Tax return of capital ...................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains ............     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ..........     0.00         (1.23)        (0.43)        (1.94)         0.00
                                                                   -------       -------       -------       -------       -------

             Total distributions ................................   (25.74)        (1.23)        (0.46)        (2.47)         0.00
                                                                   -------       -------       -------       -------       -------

Net asset value, end of period ..................................  $  0.00       $ 31.59       $ 16.04       $ 17.45       $ 16.09
                                                                   =======       =======       =======       =======       =======

Total return (a) ................................................   (18.60)%(b)   108.89 %       (5.41)%       24.06 %       11.59 %
                                                                   =======       =======       =======       =======       =======

Ratios/supplemental data
      Net assets, end of period (000's) .........................  $     0       $ 9,832       $ 8,060       $11,448       $10,774
                                                                   =======       =======       =======       =======       =======

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ...........     2.21 %(c)     2.33 %        2.34 %        2.22 %        2.02 %
        After expense reimbursements and waived fees ............     2.04 %(c)     2.12 %        2.14 %        2.18 %        2.01 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...........    (2.14)%(c)    (2.15)%       (2.00)%       (1.94)%       (1.64)%
        After expense reimbursements and waived fees ............    (1.98)%(c)    (1.94)%       (1.79)%       (1.89)%       (1.63)%

      Portfolio turnover rate ...................................   124.81 %      165.92 %      121.48 %      105.60 %      126.44 %

(a) Total return does not reflect payment of a sales charge.
(b) Aggregate return. Not annualized.
(c) Annualized.





See accompanying notes to financial statements                                                                          (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     Super-Institutional Shares


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                     June 12, 1996
                                                                                                                   (commencement of
                                                              Year ended    Year ended    Year ended    Year ended  operations) to
                                                             February 28,  February 29,  February 28,  February 28,  February 28,
                                                                 2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................... $  33.30      $  16.68      $  17.92      $  16.29      $  15.53

      (Loss) income from investment operations
        Net investment loss ..................................    (0.15)        (0.18)        (0.11)        (0.12)        (0.07)
        Net realized and unrealized (loss) gain on investments    (8.43)        18.03         (0.67)         4.22          0.83
                                                               --------      --------      --------      --------      --------

             Total from investment operations ................    (8.58)        17.85         (0.78)         4.10          0.76
                                                               --------      --------      --------      --------      --------

      Distributions to shareholders from
        Tax return of capital ................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains .........     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions .......   (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                               --------      --------      --------      --------      --------

             Total distributions .............................   (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                               --------      --------      --------      --------      --------

Net asset value, end of period ............................... $  13.52      $  33.30      $  16.68      $  17.92      $  16.29
                                                               ========      ========      ========      ========      ========

Total return .................................................   (32.17)%      111.10 %       (4.32)%       25.40 %        4.89 %(a)
                                                               ========      ========      ========      ========      ========

Ratios/supplemental data
      Net assets, end of period (000's) ...................... $138,736      $238,827      $113,148      $118,246      $ 94,340
                                                               ========      ========      ========      ========      ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ........     1.06 %        1.08 %       1.05 %         1.06 %        1.08 %(b)
        After expense reimbursements and waived fees .........     1.05 %        1.04 %       0.99 %         1.04 %        1.04 %(b)

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ........    (0.83)%       (0.91)%      (0.71)%        (0.77)%       (0.75)%(b)
        After expense reimbursements and waived fees .........    (0.82)%       (0.87)%      (0.64)%        (0.75)%       (0.72)%(b)

      Portfolio turnover rate ................................   124.81 %      165.92 %     121.48 %       105.60 %      126.44 %


(a) Aggregate return. Not annualized.
(b) Annualized.





See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund"), formerly known as The Chesapeake Fund prior to November 1, 1997, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor shares were liquidated. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Investor Shares are offered with a sales charge (except for Class C Shares) at different levels and bear distribution fees at different levels.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to each class of Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



                  Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $2,851,319 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease accumulated net realized gains on investments.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Series A, and had received a fee through the date of liquidation of Series C and Series D Investor Shares and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-institutional Shares. From March 1, 2000 to December 31, 2000, the Administrator also received a monthly fee of $1,750 for accounting and record-keeping services for the Institutional Shares and for Series A and had received a fee through the date of liquidation of Series C and Series D Investor Shares in the amount of $3,270 for each class. Beginning January 1, 2001, this fee for the Institutional and Series A Shares was adjusted to $2,250 per month, plus 0.01% of the annual average net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and record-keeping services shall not be less than $3,000 per month. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Series A, and had received a fee through the date of liquidation of Series C and Series D Investor shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. For the fiscal year ended February 28, 2001, the Administrator has waived a portion of its fee related to shareholder administration costs for Series C and Series D Investor shares.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



         NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the fiscal year ended February 28, 2001, the Distributor retained sales charges in the amount of $483.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, 0.75% and 0.50% per annum of the average daily net assets of Series A, Series C and Series D Investor Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $86,915, $2,229 and $6,528 in distribution and service fees under the Plan with respect to Series A, Series C and Series D Investor Shares, respectively, for the fiscal year ended February 28, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $384,072,014 and $435,749,969, respectively, for the fiscal year ended February 28, 2001.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the fiscal year ended February 28, 2001, the Fund's expenses were reduced by $39,641 under this arrangement.


NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The Fund paid a total amount of $11.20 per share distributions for the year ended February 28, 2001, including $6.26 that is classified as long-term gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                                       Deloitte
                                                                       & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis  Investment  Trust and Shareholders of
   The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (a portfolio of Gardner Lewis Investment Trust), including the portfolio of investments, as of February 28, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of February 28, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

New York, New York
March 23, 2001



_________

Deloitte
Touche
Tohmatsu
________

________________________________________________________________________________



                           THE CHESAPEAKE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________



                         THE CHESAPEAKE CORE GROWTH FUND


________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust






                              Quarterly Fund Update

                       FOR THE PERIOD ENDED MARCH 31, 2001






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                         THE CHESAPEAKE CORE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report is submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about The Chesapeake Core Growth Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

                       __________________________________

                              THE CHESAPEAKE FUNDS
                       __________________________________



                                  April 2, 2001


Dear Shareholder:

         We close the first quarter with a loss of 9.2%. This compares to losses of 11.9% and 6.5% for the S&P 500 and Russell 2000. It was the Dow's worst first quarter in 24 years. Once again the Nasdaq's loss of 25.5% led the way down, highlighting the degree to which growth stocks have been abandoned by investors. According to Morningstar, the average Large Cap mutual fund was down 13% this quarter, while the average Large Cap Growth mutual fund was down 20%.

         This market has been hostile, indiscriminant, and taxing. Investing over the past year has been more difficult than at almost any other time in modern history. Having said this, we take no comfort in our relative performance when our results are negative, for we invest with the sole expectation of profit. As such, we are more resolved than ever to seek out returns for our clients, regardless of the market's sentiment.

         Despite our expecting otherwise, the market has continued the downhill slide it began over one year ago. Simply put, we thought that Fed action on interest rates and efforts in Washington to put together some form of stimulus package would cause investors to look beyond current economic slowness toward the recovery that would ensue. Instead, investor focus has been on the here and now. This has resulted in a continued sell-off that has given investors little time to exhale and, therefore, put incredible pressure on their psyche. Their plight can be likened to that of an underpowered prizefighter in the late rounds. The most significant difference is the fact that a prizefight has a predetermined end. The market's constant beating has created a behavior pattern that in turn appears to us to have exaggerated the circumstance.

         The economy in general is better than the market would have us believe. By and large, business fundamentals are sound and in most of the sectors where there is weakness it is due to the normal economic cycle. There are those spots, however, where the slowdown has been far more pronounced than we had anticipated. Telecom would be the most significant. Here, inventory builds will take more time to work through and the capital necessary to deploy new systems will be harder to secure.

         In the past two months many have predicted our country's economic demise, suggesting that the unprecedented advances we have witnessed over the past decade were more hype than reality and, therefore, the demand for many products and services will all but end. Article after article has been written about the perils of technology investing and the rational for avoiding it. And, study after study has been published to prove that the market has even further to fall.

         All of this is similar, except in its opposite conclusion, to discussions that were had, articles that were written, and studies that were published just twelve months ago. Then the economy would grow at historic rates for longer than ever before imaginable; technology would allow this to happen; and most valuation methodologies were not thought meaningful because they were not able to properly discount a ten-year earnings stream.

         It is the last point that deserves the most attention. For, just as sentiment caused investors to look too far out just twelve months ago, it is causing them to look too close in today. And it is this, in a nutshell, which has created the opportunity before us. Companies should be valued based on their three-to-five year earnings prospects, rather than their prospects for ten years or their prospects for ten months. This point becomes even more critical in times of economic compression, because a company's longer-term prospects may be masked by a shorter-term softening in demand. We think this is the case today.

         Some of the companies with whom we speak have been hard hit by this economic slowing. Others are simply taking a cautious approach to the current environment by curtailing capital spending and decreasing inventory builds. A slowing economic environment certainly manifests itself in a decrease in corporate earnings. But the question is, should these near-term earnings be used as the baseline from which to evaluate stocks? Our answer is that in many cases they should not.

         We believe that long-term investing results are derived through capitalizing on opportunity created by inefficient pricing of stock. Inefficiency is most often created by a lack of understanding of a company's prospects or a preoccupation with other issues. In this market environment, we think both phenomena exist. Our presumption of course is that the economy will right itself. This presumption is based in the belief that at its root, the economy is sound, and that most investment spending in recent years occurred on Main Street, not in the dot-coms, and that it will prove to be productive.

         We do think that the Fed could have reacted more quickly. We also wish Washington would deliver a rapid response stimulus package. We hear arguments discounting the impact of both courses of action, but disagree that they would not be effective, because we believe that a change in investor psychology is currently as important as anything else. Most of our companies have proprietary products and services and are less susceptible to macroeconomic change. But they, like many others, are being cautious or are affected by others being cautious, as everyone awaits signs of a change in psychology that will compel businesses to resume greater growth initiatives. For companies, this strategy may be sound, but for investors, such an approach is not possible. For, well before the dust is clear, Wall Street will have anticipated positive change and those stocks deserving will be well off their bottoms. This point becomes even more relevant when one looks at the magnitude of idle cash on the sidelines attempting to capitalize on a market bottom.

         The point is that successful market timing is next to impossible. In fact, we do not know of anyone who has been successful at it for an extended period of time. This market may bottom in a V-shaped pattern, a U-shaped pattern, or an L-shaped pattern. That bottom may be in front of us. It may already be behind us. But, whatever pattern results will be inconsequential a few years from now. For then, it will be the success of individual companies that will have determined the success of investors' portfolios. To that end, current research depth is essential because each and every kernel of information discovered could ultimately provide for greater return. Knowing this, our research team, which logs thousands of calls each year, increased its company contacts this quarter by 21% over last. This increased dialogue with managements, customers, competitors, and suppliers is intended to ensure the greatest depth of knowledge we can gather, given the challenges we have been facing and the opportunity that lies ahead. For, we know that our clients will benefit if we dedicate our time to picking good stocks.

Sincerely,



/s/ W. Whitfield Gardner                /s/ John L. Lewis, IV

W. Whitfield Gardner                    John L. Lewis, IV



















The Chesapeake Core Growth Fund's inception was September 29, 1997. During part of the period cited above for The Chesapeake Core Growth Fund, the advisor assumed certain expenses and/or waived a portion of its fee. Total return would have been lower absent such assumption or fee waiver. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. It is not possible to invest in an index (like the S&P 500 or Russell 2000) which is unmanaged and does not incur fees and charges.

For more information regarding each Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or the Fund's
Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.



   Underwriter and Distributor: Capital Investment Group, Inc.,
                                P.O. Box 69, Rocky Mount, NC 27802
                                Phone 800-430-3863

                 _____________________________________________

                        THE CHESAPEAKE CORE GROWTH FUND
                 _____________________________________________

                                 March 31, 2001


Investment Strategy
--------------------------------------------------------------------------------

The Chesapeake Core Growth Fund seeks capital appreciation through investments in large capitalization growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is in constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
--------------------------------------------------------------------------------

The Fund seeks companies that:

  o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 15% annually;
  o  are selling at a stock price not yet fully reflective of their growth rate;
  o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
  o  have a strong balance sheet
  o  are less susceptible to macroeconomic change.


The Largest Industry Groups
--------------------------------------------------------------------------------

Apparel                                     6.2%
Auto Related                                3.7%
Computers & Peripherals                     5.4%
Energy Services                            13.8%
Financial Services                         15.5%
Machinery, Construction & Manufacturing     3.3%
Pharmaceuticals                            10.4%
Semiconductors & Related                    5.3%
Telecommunications                          7.8%
Transportation                              3.7%
All Others                                 24.9%


About The Investment Advisor
--------------------------------------------------------------------------------

Gardner Lewis Asset management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $2.5 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 33. The research team is comprised of 16.

Ten Largest Holdings
--------------------------------------------------------------------------------

1.  Nike, Inc. Class B              3.9%
2.  EMC Corporation                 3.1%
3.  Alza Corp.                      3.0%
4.  Heller Financial                3.0%
5.  Comcast Corp. Class A           2.9%
6.  HCA - The Healthcare Co.        2.9%
7.  Mirant Corp.                    2.9%
8.  Pfizer, Inc.                    2.9%
9.  Verizon Communications          2.8%
10. Amgen                           2.8%


Portfolio Characteristics
--------------------------------------------------------------------------------

Number of Companies                  49
5 Yr. Historical Earnings Growth     11
Earnings Growth - net year           18
P/E Ratio - next year                20
  (Gardner Lewis earnings estimates)


Performance Summary
--------------------------------------------------------------------------------
                                                            Annualized
--------------------------------------------------------------------------------
                                     Quarter           1 Year           Since
                                       End                            Inception
--------------------------------------------------------------------------------
The Chesapeake Core Growth Fund       -9.32%           -14.76%          18.27%
--------------------------------------------------------------------------------

The inception date of the Fund was September 29, 1997. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.


For more complete information regarding The Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610) 558-2800. Please read the prospectus carefully before you invest

                  Capital Investment Group, Inc., Distributor
                           Raleigh, NC (800)525-3863


                                            _____________________________________________

                                                   THE CHESAPEAKE CORE GROWTH FUND
                                            _____________________________________________


                                                      PORTFOLIO OF INVESTMENTS
                                                             (unaudited)
                                                           March 31, 2001

------------------------------------------------------------      ----------------------------------------------------------
Quantity        Security                       Market Value       Quantity       Security                      Market Value
============================================================      ==========================================================
     14,500 ADC Telecommunications, Inc.            123,250           15,200 Heller Financial                       534,280
      7,400 AES Corporation                         369,704            8,400 Infineon Technologies ADS              317,940
     12,700 ASM Lithography                         275,431           12,900 Jones Apparel Group, Inc.              487,620
      9,300 Adelphia Communications                 376,650            5,000 Lehman Bros Holdings                   313,500
     13,200 Alza Corp.                              534,600            8,100 Magna International                    374,706
     10,400 American Express                        429,520           13,700 McDonald's Corp.                       363,735
      8,200 Amgen                                   493,537           15,700 Metro-Goldwyn-Mayer, Inc.              269,098
      4,025 BEA Systems, Inc.                       118,234           14,600 Mirant Corp.                           518,300
      6,365 BankAmerica Corp.                       348,484            7,400 Nabors Industries, Inc.                383,616
      7,600 Block, H & R, Inc.                      380,456           17,200 Nike, Inc. Class B                     697,460
      7,400 Boeing Co.                              412,254            7,400 Novellus Systems, Inc.                 300,162
      4,100 Ciena Corp.                             171,175           12,400 Pfizer, Inc.                           507,780
     18,300 Circuit City Stores, Inc.               193,980            9,032 Pharmacia Corp.                        454,942
     10,466 Citigroup Inc.                          470,761            7,400 St. Jude Medical, Inc.                 398,490
     12,400 Comcast Corp. Class A                   520,025            8,700 St. Paul Companies                     383,235
     17,700 Compaq Computer Corp.                   322,140           10,660 Sun Microsystems, Inc.                 163,844
     30,600 Conseco, Inc.                           492,660            9,800 Target Corp.                           353,584
      7,800 Dynegy, Inc.                            397,878            7,400 Tyco Industries, Inc.                  319,902
     18,780 EMC Corporation                         552,132           13,100 USA Networks, Inc.                     313,581
      4,700 Enron Corporation                       273,070           10,200 Verizon Communications                 502,860
     31,100 Ericsson(LM) Tel-SP ADR                 173,967            5,450 Weatherford International, Inc         268,957
     10,300 Ford Motor                              289,636           10,100 Williams Companies. Inc.               432,785
      7,200 General Electric Co.                    301,392            7,722 Worldcom Inc.                          144,305
     13,800 Goodyear Tire & Rubber                  329,130            3,450 Xilinx Inc.                            121,181
     12,900 HCA - The Healthcare Company            519,483

                                                                             TOTAL EQUITY                        17,795,414

                                                                             CASH EQUIVALENT                      1,310,743

                                                                             TOTAL ASSETS                        19,106,157




________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________



                         THE CHESAPEAKE CORE GROWTH FUND


________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust






                                  Annual Report


                      FOR THE YEAR ENDED FEBRUARY 28, 2001




                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                         THE CHESAPEAKE CORE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about The Chesapeake Core Growth Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

                         THE CHESAPEAKE CORE GROWTH FUND

                     Performance Update - $25,000 Investment

       For the period from September 29, 1997 (Commencement of Operations)
                              to February 28, 2001


[Line graph here]:

--------------------------------------------------------------------------------
                  The Chesapeake Core            S&P 500 Total
                      Growth Fund                Return Index
--------------------------------------------------------------------------------
 9/29/97                $25,000                    $25,000
11/30/97                 24,825                     25,123
 2/28/98                 26,872                     27,701
 5/31/98                 27,649                     28,907
 8/31/98                 23,391                     25,458
11/30/98                 28,676                     31,067
 2/28/99                 31,781                     33,168
 5/31/99                 41,198                     34,984
 8/31/99                 34,736                     35,596
11/30/99                 41,998                     37,559
 2/29/00                 52,961                     37,058
 5/31/00                 50,506                     38,650
 8/31/00                 61,660                     41,405
11/30/00                 47,943                     35,974
 2/28/01                 46,410                     34,020


This graph depicts the performance of The Chesapeake Core Growth Fund versus the S&P 500 Total Return Index. It is important to note that The Chesapeake Core Growth Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                           Average Annual Total Return

             --------------- ---------------- ----------------------
                                                   Since 9/29/97
                 One Year      Three Years       (Commencement of
                                                    Operations)
             --------------- ---------------- ----------------------
                 (12.37)%        19.96 %              19.83 %
             --------------- ---------------- ----------------------


>>   The graph  assumes an initial  $25,000  investment  at  September  29, 1997
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At February 28, 2001, the value of The Chesapeake Core Growth Fund would have increased to $46,410 - a cumulative total investment return of 85.64% since September 29, 1997.

>> At February 28, 2001, the value of a similar investment in the S&P 500 Total Return Index would have increased to $34,020 - a cumulative total investment return of 36.08% since September 29, 1997.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 97.26%

      Aerospace & Defense - 2.93%
           The Boeing Company .....................................................                     7,400            $   460,280
                                                                                                                         -----------

      Apparel Manufacturing - 2.52%
      (a)  Jones Apparel Group, Inc. ..............................................                    10,300                395,520
                                                                                                                         -----------

      Auto & Trucks - 2.11%
           Magna International, Inc. ..............................................                     7,600                330,980
                                                                                                                         -----------

      Broadcast - Radio & Television - 2.73%
      (a)  Comcast Corporation ....................................................                     9,900                428,794
                                                                                                                         -----------

      Chemicals - 2.20%
           The Clorox Company .....................................................                     9,600                345,216
                                                                                                                         -----------

      Computers - 6.88%
           Compaq Computer Corporation ............................................                    17,700                357,540
           EMC Corporation ........................................................                    11,580                460,421
      (a)  Extreme Networks, Inc. .................................................                     4,150                 93,829
      (a)  Sun Microsystems, Inc. .................................................                     8,560                170,130
                                                                                                                         -----------
                                                                                                                           1,081,920
                                                                                                                         -----------
      Computer Software & Services - 1.37%
      (a)  BEA Systems, Inc. ......................................................                     3,225                123,759
      (a)  i2 Technologies, Inc. ..................................................                     3,100                 83,313
      (a)  McData Corporation .....................................................                       426                  7,615
                                                                                                                         -----------
                                                                                                                             214,687
                                                                                                                         -----------
      Electrical Equipment - 0.53%
      (a)  Power-One, Inc. ........................................................                     4,700                 83,425
                                                                                                                         -----------

      Electronics - 3.43%
           General Electric Company ...............................................                     7,000                325,500
      (a)  Solectron Corporation ..................................................                     7,850                213,912
                                                                                                                         -----------
                                                                                                                             539,412
                                                                                                                         -----------
      Electronics - Semiconductor - 5.64%
      (a)  ASM Lithography Holdings ...............................................                    10,000                211,875
           Infineon Technologies AG - ADR .........................................                     6,600                216,480
      (a)  Novellus Systems, Inc. .................................................                     9,000                347,625
      (a)  Xilinx, Inc. ...........................................................                     2,850                110,794
                                                                                                                         -----------
                                                                                                                             886,774
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Entertainment - 3.89%
           Metro-Goldwyn-Mayer Inc. ..................................................                 15,700            $   301,911
           USA Networks, Inc. ........................................................                 13,100                308,669
                                                                                                                         -----------
                                                                                                                             610,580
                                                                                                                         -----------
      Financial - Banks, Money Center - 4.32%
           Bank of America Corporation ...............................................                  5,165                261,866
           Citigroup Inc. ............................................................                  8,466                416,358
                                                                                                                         -----------
                                                                                                                             678,224
                                                                                                                         -----------
      Financial - Commercial - 2.62%
           Heller Financial, Inc. ....................................................                 12,200                412,482
                                                                                                                         -----------

      Financial - Securities Broker - 2.18%
           Lehman Brothers Holdings, Inc. ............................................                  5,000                343,250
                                                                                                                         -----------

      Insurance - Life & Health - 2.73%
      (a)  Conseco, Inc. .............................................................                 30,600                429,012
                                                                                                                         -----------

      Medical - Biotechnology - 3.03%
      (a)  Amgen, Inc. ...............................................................                  6,600                475,611
                                                                                                                         -----------

      Medical - Hospital Management & Services - 2.62%
           HCA - The Healthcare Company ..............................................                 10,400                411,840
                                                                                                                         -----------

      Medical Supplies - 2.11%
           St. Jude Medical, Inc. ....................................................                  5,900                331,108
                                                                                                                         -----------

      Miscellaneous - Manufacturing - 2.57%
           Tyco International Ltd. ...................................................                  7,400                404,410
                                                                                                                         -----------

      Oil & Gas - Domestic - 3.63%
           Enron Corporation .........................................................                  2,800                191,800
           The Williams Companies, Inc. ..............................................                  9,100                379,470
                                                                                                                         -----------
                                                                                                                             571,270
                                                                                                                         -----------
      Oil & Gas - Equipment & Services - 4.11%
      (a)  Nabors Industries, Inc. ...................................................                  7,400                419,580
      (a)  Weatherford International, Inc. ...........................................                  4,350                226,331
                                                                                                                         -----------
                                                                                                                             645,911
                                                                                                                         -----------
      Oil & Gas - International - 3.29%
           Phillips Petroleum Company ................................................                  9,700                517,107
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Pharmaceuticals - 7.88%
      (a)  Alza Corporation ..........................................................                 10,600            $   419,230
           Pfizer, Inc. ..............................................................                  9,900                445,500
           Pharmacia Corporation .....................................................                  7,232                373,894
                                                                                                                         -----------
                                                                                                                           1,238,624
                                                                                                                         -----------
      Retail - General Merchandise - 2.43%
           Target Corporation ........................................................                  9,800                382,200
                                                                                                                         -----------

      Retail - Specialty Line - 1.43%
           Circuit City Stores, Inc. .................................................                 14,800                224,516
                                                                                                                         -----------

      Telecommunications Equipment - 3.87%
      (a)  ADC Telecommunications, Inc. ..............................................                 11,600                129,050
      (a)  CIENA Corporation .........................................................                  3,300                221,719
           L.M. Ericsson Telecommunications Company - ADR ............................                 31,100                257,548
                                                                                                                         -----------
                                                                                                                             608,317
                                                                                                                         -----------
      Tire & Rubber - 2.24%
           The Goodyear Tire & Rubber Company ........................................                 13,800                351,900
                                                                                                                         -----------

      Utilities - Electric - 6.68%
      (a)  The AES Corporation .......................................................                  7,200                388,584
           Dynegy Inc. ...............................................................                  6,300                296,100
           Mirant Corporation ........................................................                 14,600                365,000
                                                                                                                         -----------
                                                                                                                           1,049,684
                                                                                                                         -----------
      Utilities - Telecommunications - 5.29%
           Adelphia Communications Corp. .............................................                  7,500                297,656
           Verizon Communications ....................................................                  8,200                405,900
      (a)  Worldcom, Inc. ............................................................                  7,722                128,378
                                                                                                                         -----------
                                                                                                                             831,934
                                                                                                                         -----------
           Total Common Stocks (Cost $14,214,757) ...........................................................             15,284,988
                                                                                                                         -----------

INVESTMENT COMPANIES - 6.29%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Shares ..........................................                274,398                274,398
      Evergreen Money Market Treasury Institutional Treasury
           Money Market Fund Institutional Shares ....................................                714,882                714,882
                                                                                                                         -----------
           Total Investment Companies (Cost $989,280) .......................................................                989,280
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                                          (note 1)
------------------------------------------------------------------------------------------------------------------------------------

Total Value of Investments (Cost $15,204,037 (b)) ....................................                103.55 %          $16,274,268
Liabilities In Excess of Other Assets ................................................                 (3.55)%             (557,909)
                                                                                                      ------            -----------
      Net Assets .....................................................................                100.00 %          $15,716,359
                                                                                                      ======            ===========




      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $15,323,865.  Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:



           Unrealized appreciation .........................................................................            $ 2,409,884
           Unrealized depreciation .........................................................................             (1,459,481)
                                                                                                                        -----------

                       Net unrealized appreciation .........................................................            $   950,403
                                                                                                                        ===========


      The following acronym is used in this portfolio:

           ADR - American Depository Receipt


















See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         February 28, 2001


ASSETS
      Cash ............................................................................................                $      1,447
      Investments, at value (cost $15,204,037) ........................................................                  16,274,268
      Income receivable ...............................................................................                      17,181
      Receivable for investments sold .................................................................                     288,688
      Receivable for fund shares sold .................................................................                      75,000
                                                                                                                       ------------

           Total assets ...............................................................................                  16,656,584
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      20,859
      Payable for investment purchases ................................................................                     919,366
                                                                                                                       ------------

           Total liabilities ..........................................................................                     940,225
                                                                                                                       ------------

NET ASSETS
      (applicable to 1,038,537 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 15,716,359
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($15,716,359 / 1,038,537 shares) ................................................................                $      15.13
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 14,940,685
      Accumulated net realized loss on investments ....................................................                    (294,557)
      Net unrealized appreciation on investments ......................................................                   1,070,231
                                                                                                                       ------------
                                                                                                                       $ 15,716,359
                                                                                                                       ============
















See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended February 28, 2001


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................               $   116,117
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                   155,863
           Fund administration fees (note 2) ............................................................                    11,690
           Custody fees .................................................................................                     4,873
           Registration and filing administration fees (note 2) .........................................                     3,184
           Fund accounting fees (note 2) ................................................................                    22,905
           Audit fees ...................................................................................                    17,147
           Legal fees ...................................................................................                    12,536
           Securities pricing fees ......................................................................                     3,810
           Shareholder administration fees (note 2) .....................................................                    12,500
           Shareholder recordkeeping fees ...............................................................                    11,250
           Shareholder servicing expenses ...............................................................                     3,081
           Registration and filing expenses .............................................................                     4,056
           Printing expenses ............................................................................                     3,507
           Trustee fees and meeting expenses ............................................................                     9,283
           Other operating expenses .....................................................................                     5,000
                                                                                                                        -----------

                Total expenses ..........................................................................                   280,685
                                                                                                                        -----------

                Less:
                    Expense reimbursements (note 4) .....................................................                   (17,326)
                    Investment advisory fees waived (note 2) ............................................                   (68,927)
                                                                                                                        -----------

                Net expenses ............................................................................                   194,432
                                                                                                                        -----------

                    Net investment loss .................................................................                   (78,315)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                   926,658
      Decrease in unrealized appreciation on investments ................................................                (3,012,059)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ..............................................                (2,085,401)
                                                                                                                        -----------

                Net decrease in net assets resulting from operations ....................................               $(2,163,716)
                                                                                                                        ===========





See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Year ended           Year ended
                                                                                                  February 28,         February 29,
                                                                                                      2001                 2000
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment loss ......................................................               $   (78,315)         $   (39,655)
          Net realized gain from investment transactions ...........................                   926,658            1,466,680
          (Decrease) increase in unrealized appreciation on investments ............                (3,012,059)           3,065,717
                                                                                                   -----------          -----------

              Net (decrease) increase in net assets resulting from operations ......                (2,163,716)           4,492,742
                                                                                                   -----------          -----------

     Distributions to shareholders from
          Net realized gain from investment transactions ...........................                (1,783,227)            (744,241)
                                                                                                   -----------          -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) .....                 8,121,408            1,743,880
                                                                                                   -----------          -----------

                      Total increase in net assets .................................                 4,174,465            5,492,381

NET ASSETS

     Beginning of period ...........................................................                11,541,894            6,049,513
                                                                                                   -----------          -----------

     End of period .................................................................               $15,716,359          $11,541,894
                                                                                                   ===========          ===========

(a) A summary of capital share activity follows:
                                                        ----------------------------------------------------------------------------
                                                                   Year ended                                Year ended
                                                                February 28, 2001                         February 29, 2000

                                                           Shares                Value               Shares                Value
                                                        ----------------------------------------------------------------------------

Shares sold ............................................     345,346          $ 6,449,131               71,242          $ 1,034,336

Shares issued for reinvestment of distributions ........     105,081            1,783,227               48,484              744,241
                                                         -----------          -----------          -----------          -----------

                                                             450,427            8,232,358              119,726            1,778,577

Shares redeemed ........................................      (6,100)            (110,950)              (2,420)             (34,697)
                                                         -----------          -----------          -----------          -----------

     Net increase ......................................     444,327          $ 8,121,408              117,306          $ 1,743,880
                                                         ===========          ===========          ===========          ===========





See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)



------------------------------------------------------------------------------------------------------------------------------------
                                                                   Year ended       Year ended       Year ended       Period ended
                                                                  February 28,     February 29,     February 28,      February 28,
                                                                      2001             2000             1999            1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..........................      $ 19.42          $ 12.68          $ 10.72          $ 10.00

     Income from investment operations
       Net investment loss ....................................        (0.08)           (0.07)           (0.07)           (0.01)
       Net realized and unrealized (loss) gain on investments .        (2.10)            8.18             2.03             0.75
                                                                     -------          -------          -------          -------

         Total from investment operations .....................        (2.18)            8.11             1.96             0.74
                                                                     -------          -------          -------          -------

     Distributions to shareholders from
       Distribution in excess of net investment income ........         0.00             0.00             0.00            (0.02)
       Net realized gain from investment transactions .........        (2.11)           (1.37)            0.00             0.00
                                                                     -------          -------          -------          -------

         Total distributions ..................................        (2.11)           (1.37)            0.00            (0.02)
                                                                     -------          -------          -------          -------

Net asset value, end of period ................................      $ 15.13          $ 19.42          $ 12.68          $ 10.72
                                                                     =======          =======          =======          =======

Total return ..................................................       (12.37)%          66.64 %          18.27 %           7.49 %
                                                                     =======          =======          =======          =======

Ratios/supplemental data
     Net assets, end of period (000's) ........................      $15,716          $11,542          $ 6,050          $ 6,048
                                                                     =======          =======          =======          =======

     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ..........         1.80 %           2.25 %           2.73 %           3.19 %(b)
       After expense reimbursements and waived fees ...........         1.25 %           1.15 %           1.39 %           1.24 %(b)

     Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ..........        (1.06)%          (1.59)%          (1.89)%          (2.19)%(b)
       After expense reimbursements and waived fees ...........        (0.50)%          (0.49)%          (0.55)%          (0.24)%(b)

     Portfolio turnover rate ..................................       136.22 %         130.44 %         174.44 %          29.83 %


(a) For the period from September 29, 1997 (Commencement of operations) to February 28, 1998.

(b) Annualized.





See accompanying notes to financial statements


                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Core Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust is an open-end investment company which was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, (the "Act"), as amended. The Fund began operations on September 29, 1997. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $78,315 has been made on the statement of assets and liabilities to decrease paid in capital, bringing it to zero, and decrease undistributed net realized gain on investments.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends annually on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending February 28.

                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waiver will continue. The Advisor has voluntarily waived its fee amounting to $68,927 ($0.07 per share) for the fiscal year ended February 28, 2001.

         The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the Fund's average daily net assets. From March 1, 2000 to December 31, 2000, the Administrator also received a monthly fee of $1,750 for accounting and recordkeeping services. Beginning January 1, 2001, this fee was adjusted to $2,250 per month, plus 0.01% of the annual net assets. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $26,263,530 and $20,391,666, respectively, for the fiscal year ended February 28, 2001.


NOTE 4 - EXPENSE REDUCTION

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended February 28, 2001, the Fund's expenses were reduced by $17,326 under this agreement.


                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gains from investment transactions that represent long-term and short-term capital gains to its shareholders. Of the total $2.11 per share distribution for the year ended February 28, 2001, $1.43 represents long-term capital gains and the remaining $0.68 represents short-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                                       Deloitte
                                                                       & Touche




INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis  Investment  Trust and Shareholders of
   The Chesapeake Core Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Core Growth Fund (a portfolio of Gardner Lewis Investment Trust), including the portfolio of investments, as of February 28, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Core Growth Fund as of February 28, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

New York, New York
March 23, 2001




________
Deloitte
Touche
Tohmatsu
________

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________



                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
              and may be distributed to others only if preceded or
                      accompanied by a current prospectus.

________________________________________________________________________________



                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND


________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust






                              Quarterly Fund Update

                       FOR THE PERIOD ENDED MARCH 31, 2001




                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863



This report is submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about The Chesapeake Aggressive Growth Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

                         _____________________________

                              THE CHESAPEAKE FUNDS
                         _____________________________

                                  April 2, 2001



Dear Shareholder:

         The Chesapeake Core Growth Fund closed the first quarter with a loss of 9.32%. The Chesapeake Growth Fund Class A and The Chesapeake Aggressive Growth Fund closed the quarter with losses of 18.43% and 15.65%. These losses compare to losses of 11.86% and 6.51% for the S&P 500 and Russell 2000. It was the Dow's worst first quarter in 24 years. Once again the Nasdaq's loss of 25.51% led the way down, highlighting the degree to which growth stocks have been abandoned by investors. The growth portions of the Russell 2000 and Russell Midcap indices were down 15.20% and 25.08% this quarter.

        Average Annual Total Returns - Net of maximum sales load - as of 3/31/01

                Chesapeake Core      Chesapeake Growth     Chesapeake Aggressive
                  Growth Fund           Fund Class A            Growth Fund
                   large-cap               mid-cap              smaller-cap
1 Year              (14.76)%              (35.68)%                (41.01)%
3 Year               17.36%                 5.79%                  (4.88)%
5 Year                 NA                  11.19%                   4.03%
Since Inception      18.27%                13.80%                  10.75%

         This market has been hostile, indiscriminant, and taxing. Investing over the past year has been more difficult than at almost any other time in modern history. Having said this, we take no comfort in our relative performance when our results are negative, for we invest with the sole expectation of profit. As such, we are more resolved than ever to seek out returns for our clients, regardless of the market's sentiment.

         Despite our expecting otherwise, the market has continued the downhill slide it began over one year ago. Simply put, we thought that Fed action on interest rates and efforts in Washington to put together some form of stimulus package would cause investors to look beyond current economic slowness toward the recovery that would ensue. Instead, investor focus has been on the here and now. This has resulted in a continued sell-off that has given investors little time to exhale and, therefore, put incredible pressure on their psyche. Their plight can be likened to that of an underpowered prizefighter in the late rounds. The most significant difference is the fact that a prizefight has a predetermined end. The market's constant beating has created a behavior pattern that in turn appears to us to have exaggerated the circumstance.

         The economy in general is better than the market would have us believe. By and large, business fundamentals are sound and in most of the sectors where there is weakness it is due to the normal economic cycle. There are those spots, however, where the slowdown has been far more pronounced than we had anticipated. Telecom would be the most significant. Here, inventory builds will take more time to work through and the capital necessary to deploy new systems will be harder to secure. Despite our not anticipating the magnitude of this slowdown, we had little exposure to it and, therefore, the cost to our performance was minimized. Ironically, some of our worst losses this quarter came from the healthcare sector where company fundamentals are almost entirely insulated from current economic concern. Thus, in much of the portfolio, our losses can be attributed more to market sentiment than anything else.

         In the past two months many have predicted our country's economic demise, suggesting that the unprecedented advances we have witnessed over the past decade were more hype than reality and, therefore, the demand for many products and services will all but end. Article after article has been written about the perils of technology investing and the rational for avoiding it. And, study after study has been published to prove that the market has even further to fall.

         All of this is similar, except in its opposite conclusion, to discussions that were had, articles that were written, and studies that were published just twelve months ago. Then the economy would grow at historic rates for longer than ever before imaginable; technology would allow this to happen; and most valuation methodologies were not thought meaningful because they were not able to properly discount a ten-year earnings stream.

         It is the last point that deserves the most attention. For, just as sentiment caused investors to look too far out just twelve months ago, it is causing them to look too close in today. And it is this, in a nutshell, which has created the opportunity before us. Companies should be valued based on their three-to-five year earnings prospects, rather than their prospects for ten years or their prospects for ten months. This point becomes even more critical in times of economic compression, because a company's longer-term prospects may be masked by a shorter-term softening in demand. We think this is the case today.

         Some of the companies with whom we speak have been hard hit by this economic slowing. Others are simply taking a cautious approach to the current environment by curtailing capital spending and decreasing inventory builds. A slowing economic environment certainly manifests itself in a decrease in corporate earnings. But the question is, should these near-term earnings be used as the baseline from which to evaluate stocks? Our answer is that in many cases they should not.

         We believe that long-term investing results are derived through capitalizing on opportunity created by inefficient pricing of stock. Inefficiency is most often created by a lack of understanding of a company's prospects or a preoccupation with other issues. In this market environment, we think both phenomena exist. Our presumption of course is that the economy will right itself. This presumption is based in the belief that at its root, the economy is sound, and that most investment spending in recent years occurred on Main Street, not in the dot-coms, and that it will prove to be productive.

         We do think that the Fed could have reacted more quickly. We also wish Washington would deliver a rapid response stimulus package. We hear arguments discounting the impact of both courses of action, but disagree that they would not be effective, because we believe that a change in investor psychology is currently as important as anything else. Most of our companies have proprietary products and services and are less susceptible to macroeconomic change. But they, like many others, are being cautious or are affected by others being cautious, as everyone awaits signs of a change in psychology that will compel businesses to resume greater growth initiatives. For companies, this strategy may be sound, but for investors, such an approach is not possible. For, well before the dust is clear, Wall Street will have anticipated positive change and those stocks deserving will be well off their bottoms. This point becomes even more relevant when one looks at the magnitude of idle cash on the sidelines attempting to capitalize on a market bottom.

         The point is that successful market timing is next to impossible. In fact, we do not know of anyone who has been successful at it for an extended period of time. This market may bottom in a V-shaped pattern, a U-shaped pattern, or an L-shaped pattern. That bottom may be in front of us. It may already be behind us. But, whatever pattern results will be inconsequential a few years from now. For then, it will be the success of individual companies that will have determined the success of investors' portfolios. To that end, current research depth is essential because each and every kernel of information discovered could ultimately provide for greater return. Knowing this, our research team, which logs thousands of calls each year, increased its company contacts this quarter by 21% over last. This increased dialogue with managements, customers, competitors, and suppliers is intended to ensure the greatest depth of knowledge we can gather given the challenges we have been facing and the opportunity that lies ahead. For, we know that our clients will benefit if we dedicate our time to picking good stocks.

Sincerely,



/s/ W. Whitfield Gardner                         /s/ John L. Lewis, IV

W. Whitfield Gardner                             John L. Lewis, IV

















The Chesapeake Core Growth Fund's inception was September 29, 1997. Historical performance for The Chesapeake Growth Fund Class A has been calculated by using the performance of the original class of The Fund (now called the Institutional Shares) from inception on April 6, 1994 until date of issuance of the new Class A Shares on April 7, 1995, and combining such performance with the performance of the Class A Shares since April 7, 1995. With the exception of average annual returns and where otherwise stated, the return figures shown above do not reflect the deduction of a sales load. The maximum sales load for The Chesapeake Growth Fund Class A and The Chesapeake Aggressive Growth Fund is 3%. During part of the period cited above for The Chesapeake Growth Fund Class A and The Chesapeake Core Growth Fund, the advisor assumed certain expenses and/or waived a portion of its fee. Total return would have been lower absent such assumption or fee waiver. The Chesapeake Aggressive Growth Fund, which has an inception date of January 4, 1993, closed to new investors on December 23, 1994. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. It is not possible to invest in an index (like the S&P 500 or Russell 2000) which is unmanaged and does not incur fees and charges.

For more information regarding each Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or the Fund's
Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.



          Underwriter and Distributor: Capital Investment Group, Inc.,
                       P.O. Box 69, Rocky Mount, NC 27802
                               Phone 800-430-3863

                   ___________________________________________

                      THE CHESAPEAKE AGGRSSIVE GROWTH FUND
                   ___________________________________________


                                 March 31, 2001

Investment Strategy
--------------------------------------------------------------------------------

The Chesapeake Aggressive Growth Fund seeks capital appreciation primarily through investments in small and medium growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
--------------------------------------------------------------------------------

The Fund seeks companies that:

o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 20% annually;
o  are selling at a stock price not yet fully reflective of their growth rate;
o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
o  have a strong balance sheet;
o  are less susceptible to macroeconomic change.


The Largest Industry Groups
--------------------------------------------------------------------------------

All Others                  24.4%
Apparel                      7.8%
Electronics/Instruments      4.0%
Energy Services             12.2%
Financial Services          10.1%
Healthcare Delivery         10.3%
Medical Products             4.3%
Pharmaceuticals              6.5%
Semiconductors & Related     9.8%
Telecommunications           6.2%
Transportation               4.4%


About The Investment Advisor
--------------------------------------------------------------------------------

Gardner Lewis Asset management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $2.5 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 33. The research team is comprised of 16.

Ten Largest Holdings
--------------------------------------------------------------------------------

1.  Jones Apparel Group, Inc.          6.3%
2.  CEC Entertainment Inc.             3.0%
3.  LTX Corp.                          2.9%
4.  First Health Group Corp.           2.4%
5.  Power-One, Inc.                    2.3%
6.  Semtech Corp.                      2.2%
7.  Caremark RX, Inc.                  2.2%
8.  Mirant Corp.                       2.2%
9.  Cognizant Tech. Solutions          2.2%
10. Ensco International, Inc.          2.2%


Portfolio Characteristics
--------------------------------------------------------------------------------

Overall Assets ($MM)                160
Number of Companies                 105
5 Yr. Historical Earnings Growth    15%
Earnings Growth - net year          27%
P/E Ratio - next year                16
  (Gardner Lewis earnings estimates)


Performance Summary
--------------------------------------------------------------------------------
                                                      Annualized
--------------------------------------------------------------------------------
The Chesapeake               Quarter      1 Year        5 Year        Since
Aggressive Growth Fund         End                                  Inception
--------------------------------------------------------------------------------
Without the sales load
             deduction       -15.65%     -39.18%         4.66%        11.16%
--------------------------------------------------------------------------------
   Net of the maximum
           Sales load^1      -18.18%     -41.01%         4.03%        10.75%
--------------------------------------------------------------------------------

1 The maximum sales load for the Fund is 3%. The inception date of the Fund was January 4, 1993. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.


For more complete information regarding The Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.

                   Capital Investment Group, Inc., Distributor
                           Raleigh, NC (800) 525-3863


                              ___________________________________________

                                 THE CHESAPEAKE AGGRSSIVE GROWTH FUND
                              ___________________________________________

                                       PORTFOLIO OF INVESTMENTS
                                             (unaudited)
                                            March 31, 2001

--------------------------------------------------   ------------------------------------------------
Quantity       Security              Market Value     Quantity    Security              Market Value
==================================================   ================================================
     3,779 Acclaim Entertainment Wrnts        472       53,400 Horizon Offshore, Inc.      1,321,650
     5,056 Acclaim Entertainment, Inc.- R   7,584       29,600 ICN Pharmaceuticals, Inc.     752,728
    50,000 Acterna Corp.                  300,000       34,600 IKOS Systems, Inc.            354,650
    36,600 Aeroflex, Inc.                 377,437       63,900 ILEX Oncology, Inc.           974,475
    37,300 Alexion Pharmaceuticals        850,906       95,600 Immunomedics                  920,150
    71,000 American Capital Strategies  1,806,062      184,300 Intergraph Corp.            1,785,406
    86,600 Americredit Corp.            2,808,438      109,900 International Fibercom Inc.   425,862
    11,100 Amkor Technology Inc.          181,069      254,200 Jones Apparel Group, Inc.   9,608,760
    99,000 Ann Taylor Stores            2,628,450       43,500 LSI Logic Corp.               684,255
   108,100 Atlantic Coast Airlines, Inc.2,270,100      233,300 LTX Corp.                   4,359,794
    85,650 Atlas Air Inc.               2,411,047       53,100 Leap Wireless Intl.         1,490,119
    81,600 Atmel Corp.                    800,700       63,400 Lifepoint Hospitals Inc.    2,266,550
    23,700 August Technology Corp.        252,553       72,300 Luminex Corp.               1,333,031
 3,281,536 Aura Systems, Inc.           1,312,614       70,100 Marine Drilling Companies   1,868,165
   111,600 Avigen, Inc.                 1,360,125       36,396 Marvell Technology            439,027
   125,900 BE Aerospace, Inc.           2,313,412       33,600 Maverick Tube Corp.           692,160
    56,900 Bally Total Fitness Holdings 1,675,705       35,000 McDATA Corp.                  793,516
    77,550 Biomet, Inc.                 3,054,743        3,180 McDATA Corp. A Shares          60,022
   103,600 CEC Entertainment Inc.       4,594,660       94,500 Mirant Corp.                3,354,750
    64,950 Cable Design Technologies      870,330       29,600 Nabors Industries, Inc.     1,534,464
    11,300 Caliper Technologies Corp.     182,212       31,900 National Oilwell Inc.       1,104,697
   260,400 Caremark RX, Inc.            3,395,616       41,800 Novellus Systems, Inc.      1,695,512
    81,400 Cash America International     496,540      139,000 O2Micro International Ltd.    816,625
    25,800 Centillium Communications      630,487       75,100 Onyx Software, Corp.          603,147
    31,300 Charlotte Russe Holding        931,175       26,100 Openwave Systems, Inc.        517,824
    40,900 Checkfree Corp.              1,203,994       68,800 Pacifcare Health Systems    1,711,400
   109,500 Cognizant Tech. Solution     3,291,844       16,900 Peregrine Systems, Inc.       329,550
    78,800 Community Health Systems, Inc2,245,800      238,200 Power-One, Inc.             3,451,518
    32,620 Comverse Technology, Inc.    1,920,992       67,900 Pride International Inc.    1,613,304
    81,500 Cubist Pharmaceuticals, Inc. 1,996,750       66,600 Progenics Pharmaceuticals     761,737
    97,700 DMC Stratex Networks, Inc.     810,910       27,900 Quanta Services, Inc.         622,728
    45,100 DaVita Inc.                    765,798      101,300 RadVision, Ltd.               702,769
    58,300 Diversinet Corp.                87,450      117,700 Rowan Companies             3,236,750
    25,400 Dupont Photomask, Inc.       1,114,527       49,200 SEI Investments Company     1,534,425
    79,600 Dura Automotive Systems        671,625       28,600 Scottish Annuity & Life Hldgs 411,125
   118,900 Durect Corp.                   899,181      115,500 Semtech Corp.               3,400,031
   108,000 Dycom Industries, Inc.       1,393,200       33,300 Shaw Group Inc.             1,555,443
    84,800 Dynacare Inc.                  424,000       79,900 Sonic Automotive, Inc.        623,220
    78,700 EMC Corporation              2,313,780       79,400 Steris Corp.                1,119,540
    78,500 Edison Schools, Inc.         1,589,625       33,600 Texas BioTechnology Corp.     169,680
    93,700 Ensco International, Inc.    3,279,500       73,700 Titan Pharmaceuticals       1,636,140
    46,000 EntreMed, Inc.                 764,750       95,100 Transmeta Corp.             1,830,675
    10,000 Esterline Technologies         217,500       26,000 Trenwick Group, Ltd.          512,980
    29,000 Fidelity National Financial    776,330        6,400 TriQuint Semiconductor         94,800
   102,600 First American Financial     2,667,600       81,500 Triad Hospitals Inc.        2,302,375
    84,500 First Health Group Corp.     3,707,437       30,880 Universal Health Services, I2,726,704
    64,000 Fleming Co.                  1,628,800       39,700 Veeco Instruments, Inc.     1,650,031
    35,900 Fluor Corporation            1,597,550      397,100 Webvan Group, Inc.             62,047
    94,796 Genzyme Corp.-Biosurgery Div   521,378       50,200 Western Wireless Corp.      2,039,375
   129,700 Genzyme Transgenics Corp.      851,156       11,956 Wilshire Technologies Warrants      0
    70,300 HCC Insurance Holdings       1,859,435      199,100 Wolverine World Wide, Inc.  2,902,878
    33,200 Haverty Furniture Co.          454,840       51,800 eSpeed Inc.                 1,058,662
     2,100 Hilb, Rogal & Hamilton Co.      73,500
                                                               TOTAL EQUITY              152,458,921

                                                               CASH EQUIVALENT             7,186,799

                                                               TOTAL ASSETS              159,645,720




________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________



                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                               Semi-Annual Report

                     FOR THE PERIOD ENDED FEBRUARY 28, 2001




                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863




This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about The Chesapeake Aggressive Growth Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         February 28, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                          Shares          (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 96.08%

      Aerospace & Defense - 1.73%
        (a)BE Aerospace, Inc. ................................................................            125,900       $  2,824,881
        (a)Esterline Technologies Corporation ................................................             10,000            214,000
                                                                                                                        ------------
                                                                                                                           3,038,881
                                                                                                                        ------------
      Apparel Manufacturing - 5.55%
        (a)Jones Apparel Group, Inc. .........................................................            254,200          9,761,280
                                                                                                                        ------------

      Auto Parts - Original Equipment - 0.37%
        (a)Dura Automotive Systems, Inc. .....................................................             79,600            644,266
                                                                                                                        ------------

      Biopharmaceuticals - 1.01%
        (a)Durect Corporation ................................................................            116,900            803,688
        (a)Progenics Pharmaceuticals, Inc. ...................................................             66,600            982,350
                                                                                                                        ------------
                                                                                                                           1,786,038
                                                                                                                        ------------
      Commercial Services - 1.28%
        (a)Edison Schools Inc. ...............................................................             78,500          2,256,875
                                                                                                                        ------------

      Computers - 2.24%
           EMC Corporation ...................................................................             78,700          3,129,112
        (a)Intergraph Corporation ............................................................             27,900            815,063
                                                                                                                        ------------
                                                                                                                           3,944,175
                                                                                                                        ------------
      Computer Software & Services - 7.42%
        (a)Acclaim Entertainment, Inc. .......................................................              5,056                945
        (a)Acclaim Entertainment, Inc. - Non-Callable Warrants, expire 4/4/2002 ..............              3,779              6,478
        (a)Checkfree Corporation .............................................................             40,900          1,970,869
        (a)Cognizant Technology Solutions Corp. ..............................................            109,500          4,599,000
        (a)Diversinet Corp. ..................................................................             58,300             91,094
        (a)Documentum, Inc. ..................................................................              4,300             91,912
        (a)IKOS Systems, Inc. ................................................................             29,200            386,900
        (a)Informix Corporation ..............................................................            110,900            790,163
        (a)McDATA Corporation - Class A ......................................................              3,180            747,656
        (a)McDATA Corporation - Class B ......................................................             37,500             56,843
        (a)ONYX Software Corporation .........................................................             75,100            816,712
        (a)Openwave Systems Inc. .............................................................             26,100            961,623
        (a)Peregrine Systems, Inc. ...........................................................             61,500          1,514,438
        (a)RADVision Ltd. ....................................................................            101,300            918,031
        (a)Webvan Group, Inc. ................................................................            397,100            111,704
                                                                                                                        ------------
                                                                                                                          13,064,368
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         February 28, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Construction Services - 1.38%
        (a)Dycom Industries, Inc. ..............................................                   108,000              $  1,652,400
        (a)Quanta Services, Inc. ...............................................                    27,900                   770,319
                                                                                                                        ------------
                                                                                                                           2,422,719
                                                                                                                        ------------
      Diversified Operations - 0.84%
        (a)Aura Systems, Inc. ..................................................                 3,281,536                 1,476,691
                                                                                                                        ------------

      Electrical Equipment - 1.13%
        (a)Aeroflex Incorporated ...............................................                    36,600                   489,525
        (a)Veeco Instruments Inc. ..............................................                    39,700                 1,496,194
                                                                                                                        ------------
                                                                                                                           1,985,719
                                                                                                                        ------------
      Electronics - 2.89%
        (a)Power-One, Inc. .....................................................                   287,000                 5,094,250
                                                                                                                        ------------

      Electronics - Semiconductor - 12.57%
        (a)Amkor Technology, Inc. ..............................................                    11,100                   181,069
        (a)ASM International N.V ...............................................                    66,900                   903,150
        (a)Atmel Corporation ...................................................                    81,600                   856,800
        (a)August Technology Corp. .............................................                    23,700                   281,438
        (a)Brooks Automation, Inc. .............................................                    17,300                   596,850
        (a)DuPont Photomasks, Inc. .............................................                    30,600                 2,017,687
        (a)International Rectifier Corporation .................................                    36,100                 1,191,300
        (a)LSI Logic Corporation ...............................................                    80,700                 1,300,077
        (a)LTX Corporation .....................................................                   251,200                 3,501,100
        (a)Marvell Technology Group Ltd. .......................................                    36,396                   723,370
        (a)Novellus Systems, Inc. ..............................................                    73,800                 2,850,525
        (a)O2Micro International Limited .......................................                   139,000                 1,181,500
        (a)Photronics, Inc. ....................................................                    35,400                 1,115,100
        (a)Semtech Corporation .................................................                   134,600                 3,373,413
        (a)Transmeta Corporation ...............................................                    95,100                 1,937,663
        (a)TriQuint Semiconductor, Inc. ........................................                     6,400                   116,400
                                                                                                                        ------------
                                                                                                                          22,127,442
                                                                                                                        ------------
      Financial - Consumer Credit - 1.68%
        (a)AmeriCredit Corp. ...................................................                    86,600                 2,959,988
                                                                                                                        ------------

      Financial Services - 3.48%
           Fidelity National Financial, Inc. ...................................                    29,000                   897,840
           SEI Investments Company .............................................                    24,600                 2,102,146
           The First American Corporation ......................................                   102,600                 3,119,040
                                                                                                                        ------------
                                                                                                                           6,119,026
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial - Specialty - 1.05%
           American Capital Strategies, Ltd. .........................................                 73,900           $  1,859,051
                                                                                                                        ------------

      Food - Wholesale - 0.72%
           Fleming Companies, Inc. ...................................................                 51,000              1,259,700
                                                                                                                        ------------

      Furniture & Home Appliances - 0.16%
           Haverty Furniture Companies, Inc. .........................................                 19,900                274,620
                                                                                                                        ------------

      Insurance - Life & Health - 2.36%
        (a)First Health Group Corp. ..................................................                 86,400              3,688,200
           Scottish Annuity & Life Holdings, Ltd. ....................................                 28,600                464,750
                                                                                                                        ------------
                                                                                                                           4,152,950
                                                                                                                        ------------
      Insurance - Multiline - 0.37%
           HCC Insurance Holdings, Inc. ..............................................                 27,800                653,856
                                                                                                                        ------------

      Leisure Time - 1.02%
        (a)Bally Total Fitness Holding Corporation ...................................                 56,900              1,792,350
                                                                                                                        ------------

      Medical - Biotechnology - 8.19%
        (a)Alexion Pharmaceuticals, Inc. .............................................                 37,300              1,095,688
        (a)Avigen, Inc. ..............................................................                111,600              1,750,725
        (a)Cubist Pharmaceuticals, Inc. ..............................................                 75,400              2,243,150
        (a)EntreMed, Inc. ............................................................                 46,000                899,875
        (a)Genzyme Corporation - Genzyme Biosurgery Division .........................                 90,596                605,861
        (a)Genzyme Transgenics Corporation ...........................................                129,700                851,156
        (a)ILEX Oncology, Inc. .......................................................                 63,900              1,182,150
        (a)Immunomedics, Inc. ........................................................                 95,600              1,236,825
        (a)Luminex Corporation .......................................................                 65,000              2,002,812
        (a)Texas Biotechnology Corporation ...........................................                 33,600                264,432
        (a)Titan Pharmaceuticals, Inc. ...............................................                 73,700              2,284,700
                                                                                                                        ------------
                                                                                                                          14,417,374
                                                                                                                        ------------
      Medical - Hospital Management & Services - 6.30%
        (a)Community Health Systems, Inc. ............................................                 78,800              2,218,220
        (a)DaVita, Inc. ..............................................................                 45,100                792,858
        (a)Dynacare Inc. .............................................................                 84,800                551,200
        (a)LifePoint Hospitals, Inc. .................................................                 63,400              2,464,675
        (a)Triad Hospitals, Inc. .....................................................                 69,900              2,284,856
           Universal Health Services, Inc. ...........................................                 30,880              2,771,480
                                                                                                                        ------------
                                                                                                                          11,083,289
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         February 28, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Medical - Managed Care Services - 1.53%
        (a)PacifiCare Health Systems, Inc. ...........................................                 68,800           $  2,691,800
                                                                                                                        ------------

      Medical Supplies - 2.55%
           Biomet, Inc. ..............................................................                 77,550              3,009,909
        (a)STERIS Corporation ........................................................                 79,400              1,484,780
                                                                                                                        ------------
                                                                                                                           4,494,689
                                                                                                                        ------------
      Miscellaneous - Manufacturing - 0.00%
        (a)Wilshire Technologies, Warrants, expire 11/28/2002 ........................                 11,956                      0
                                                                                                                        ------------

      Oil & Gas - Equipment & Services - 10.79%
           ENSCO International Incorporated ..........................................                 93,700              3,570,907
        (a)Horizon Offshore, Inc. ....................................................                 53,400              1,121,400
        (a)Marine Drilling Companies, Inc. ...........................................                 70,100              2,043,415
        (a)Maverick Tube Corporation .................................................                 33,600                682,080
        (a)Nabors Industries, Inc. ...................................................                 50,500              2,863,350
        (a)National-Oilwell, Inc. ....................................................                 65,500              2,371,100
        (a)Pride International, Inc. .................................................                 78,400              1,944,320
        (a)Rowan Companies, Inc. .....................................................                153,900              4,393,845
                                                                                                                        ------------
                                                                                                                          18,990,417
                                                                                                                        ------------
      Pharmaceuticals - 2.52%
        (a)Caremark Rx, Inc. .........................................................                260,400              3,645,600
           ICN Pharmaceuticals, Inc. .................................................                 29,600                786,176
                                                                                                                        ------------
                                                                                                                           4,431,776
                                                                                                                        ------------
      Restaurants & Food Services - 2.35%
        (a)CEC Entertainment Inc. ....................................................                103,600              4,144,000
                                                                                                                        ------------

      Retail - Apparel - 1.45%
        (a)AnnTaylor Stores Corporation ..............................................                 99,000              2,557,170
                                                                                                                        ------------

      Retail - Automotive Parts - 0.38%
        (a)Sonic Automotive, Inc. ....................................................                 79,900                675,155
                                                                                                                        ------------

      Retail - Specialty Line - 0.29%
           Cash America International, Inc. ..........................................                 81,400                516,890
                                                                                                                        ------------

      Shoes - Leather - 1.66%
           Wolverine World Wide, Inc. ................................................                199,100              2,928,761
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         February 28, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Telecommunications - 2.95%
        (a)Centillium Communications, Inc. ..............................................               25,800          $    744,975
        (a)Leap Wireless International, Inc. ............................................               53,100             1,622,869
        (a)Viasystems Group, Inc. .......................................................               96,700               572,464
        (a)Western Wireless Corporation .................................................               53,300             2,248,594
                                                                                                                        ------------
                                                                                                                           5,188,902
                                                                                                                        ------------
      Telecommunications Equipment - 3.12%
        (a)Acterna Corporation ..........................................................               50,000               443,750
        (a)Cable Design Technologies ....................................................               64,950             1,158,708
        (a)Comverse Technology, Inc. ....................................................               32,620             2,444,461
        (a)Digital Microwave Corporation ................................................               97,700               891,512
        (a)International FiberCom, Inc. .................................................              109,900               549,500
                                                                                                                        ------------
                                                                                                                           5,487,931
                                                                                                                        ------------
      Transportation - Air - 1.41%
        (a)Atlas Air, Inc. ..............................................................               85,650             2,490,702
                                                                                                                        ------------

      Utilities - Electric - 1.34%
        (a)Mirant Corporation ...........................................................               94,500             2,362,500
                                                                                                                        ------------

           Total Common Stocks (Cost $ 144,424,085) ..........................................................           169,135,601
                                                                                                                        ------------

INVESTMENT COMPANY - 3.56%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares (Cost $6,259,260) ...................            6,259,260             6,259,260
                                                                                                                        ------------

Total Value of Investments (Cost $150,683,345 (b)) ......................................                99.64%         $175,394,861
Other Assets Less Liabilities ...........................................................                 0.36%              628,476
                                                                                                        ------          ------------
      Net Assets ........................................................................               100.00%         $176,023,337
                                                                                                        ======          ============


      (a)  Non-income producing investment.
      (b)  Aggregate  cost for  financial  reporting  and federal  income tax  purposes  is  $150,773,256.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ...........................................................................         $ 47,742,841
           Unrealized depreciation ...........................................................................          (23,121,236)
                                                                                                                       ------------

                       Net unrealized appreciation ...........................................................         $ 24,621,605
                                                                                                                       ============




See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         February 28, 2001
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $150,683,345) ......................................................                $ 175,394,861
      Income receivable ..............................................................................                       43,009
      Receivable for investments sold ................................................................                    4,947,476
                                                                                                                      -------------

           Total assets ..............................................................................                  180,385,346
                                                                                                                      -------------

LIABILITIES
      Accrued expenses ...............................................................................                       31,602
      Payable for investment purchases ...............................................................                    2,024,888
      Payable for fund shares redeemed ...............................................................                        1,275
      Disbursements in excess of cash on demand deposit ..............................................                    2,303,737
      Other liabilities ..............................................................................                          507
                                                                                                                      -------------

           Total liabilities .........................................................................                    4,362,009
                                                                                                                      -------------

NET ASSETS
      (applicable to 13,091,156 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ........................................                $ 176,023,337
                                                                                                                      =============

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
      ($176,023,337 / 13,091,156 shares) .............................................................                $       13.45
                                                                                                                      =============

OFFERING PRICE PER SHARE
      (100 / 97% of $13.45) ..........................................................................                $       13.87
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                $ 129,947,594
      Accumulated net investment loss ................................................................                   (1,300,115)
      Undistributed net realized gain on investments .................................................                   22,664,342
      Net unrealized appreciation on investments .....................................................                   24,711,516
                                                                                                                      -------------
                                                                                                                      $ 176,023,337
                                                                                                                      =============












See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended February 28, 2001
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends ...................................................................................              $     391,288
                                                                                                                      -------------

      Expenses
           Investment advisory fees (note 2) ...........................................................                  1,455,287
           Fund administration fees (note 2) ...........................................................                    112,112
           Custody fees ................................................................................                     13,720
           Registration and filing administration fees (note 2) ........................................                      3,037
           Fund accounting fees (note 2) ...............................................................                     12,000
           Audit fees ..................................................................................                      7,937
           Legal fees ..................................................................................                      2,208
           Securities pricing fees .....................................................................                      3,543
           Shareholder administrative fees (note 2) ....................................................                     25,000
           Shareholder recordkeeping fees ..............................................................                      7,251
           Other accounting fees (note 2) ..............................................................                      5,166
           Shareholder servicing expenses ..............................................................                     14,884
           Registration and filing expenses ............................................................                      5,447
           Printing expenses ...........................................................................                     13,900
           Trustee fees and meeting expenses ...........................................................                      3,715
           Other operating expenses ....................................................................                     15,892
                                                                                                                      -------------

                Total expenses .........................................................................                  1,701,099
                                                                                                                      -------------

                    Less expense reimbursements (note 4) ...............................................                     (9,696)
                                                                                                                      -------------

                Net expenses ...........................................................................                  1,691,403
                                                                                                                      -------------

                    Net investment loss ................................................................                 (1,300,115)
                                                                                                                      -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions ...................................................                 23,153,760
      Decrease in unrealized appreciation on investments ...............................................               (124,475,074)
                                                                                                                      -------------

           Net realized and unrealized loss on investments .............................................               (101,321,314)
                                                                                                                      -------------

                Net decrease in net assets resulting from operations ...................................              $(102,621,429)
                                                                                                                      =============





See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Period ended          Year ended
                                                                                                 February 28,          August 31,
                                                                                                   2001 (a)               2000
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
       Net investment loss ...........................................................           $  (1,300,115)       $  (4,027,418)
       Net realized gain from investment transactions ................................              23,153,760           69,150,688
       (Decrease) increase in unrealized appreciation on investments .................            (124,475,074)          81,009,617
                                                                                                 -------------        -------------

            Net (decrease) increase in net assets resulting from operations ..........            (102,621,429)         146,132,887
                                                                                                 -------------        -------------

     Distributions to shareholders from
       Net realized gain from investment transactions ................................             (54,209,411)          (9,840,604)
                                                                                                 -------------        -------------

     Capital share transactions
       Increase (decrease) in net assets resulting from capital share transactions (b)              14,485,878         (104,005,052)
                                                                                                 -------------        -------------

                    Total (decrease) increase in net assets ..........................            (142,344,962)          32,287,231

NET ASSETS

     Beginning of period .............................................................             318,368,299        286,081,068
                                                                                                 -------------        -------------

     End of period ...................................................................           $ 176,023,337        $ 318,368,299
                                                                                                 =============        =============

(a) Unaudited.
(b) A summary of capital share activity follows:
                                                       -----------------------------------------------------------------------------
                                                                  Period ended                               Year ended
                                                              February 28, 2001 (a)                        August 31, 2000

                                                          Shares                Value               Shares                Value
                                                       -----------------------------------------------------------------------------

Shares sold ........................................         507,282        $   7,918,221            1,386,502        $  32,432,167

Shares issued for reinvestment of distributions ....       3,413,804           52,538,444              490,846            9,630,407
                                                       -------------        -------------        -------------        -------------

                                                           3,921,086           60,456,665            1,877,348           42,062,574

Shares redeemed ....................................      (2,834,841)         (45,970,787)          (6,893,465)        (146,067,626)
                                                       -------------        -------------        -------------        -------------

     Net increase (decrease) .......................       1,086,245        $  14,485,878           (5,016,117)       $(104,005,052)
                                                       =============        =============        =============        =============






See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                        Period ended     Year ended      Year ended      Year ended      Year ended
                                                        February 28,     August 31,      August 31,      August 31,      August 31,
                                                          2001 (a)          2000            1999            1998            1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................   $  26.52        $  16.81        $  13.30        $  22.44        $  16.88

      (Loss) income from investment operations
         Net investment loss ..........................      (0.10)          (0.34)          (0.24)          (0.24)          (0.22)
         Net realized and unrealized (loss) gain
           on investments .............................      (8.22)          10.72            4.89           (6.02)           6.84
                                                          --------        --------        --------        --------        --------

           Total from investment operations ...........      (8.32)          10.38            4.65           (6.26)           6.62
                                                          --------        --------        --------        --------        --------

      Distributions to shareholders from
         Net realized gain from investment transactions      (4.75)          (0.67)          (1.14)          (2.88)          (1.06)
                                                          --------        --------        --------        --------        --------

Net asset value, end of period ........................   $  13.45        $  26.52        $  16.81        $  13.30        $  22.44
                                                          ========        ========        ========        ========        ========

Total return (b) ......................................     (33.62)%         63.18 %         36.16 %        (32.12)%         41.14 %
                                                          ========        ========        ========        ========        ========

Ratios/supplemental data
      Net assets, end of period (000's) ...............   $176,023        $318,368        $286,081        $369,804        $613,489
                                                          ========        ========        ========        ========        ========

      Ratio of expenses to average net assets
         Before expense reimbursements and waived fees        1.45 %(c)       1.42 %          1.42 %          1.40 %          1.42 %
         After expense reimbursements and waived fees         1.45 %(c)       1.40 %          1.39 %          1.40 %          1.42 %

      Ratio of net investment loss to average net assets
         Before expense reimbursements and waived fees       (1.13)%(c)      (1.24)%         (1.15)%         (1.15)%         (1.17)%
         After expense reimbursements and waived fees        (1.11)%(c)      (1.23)%         (1.12)%         (1.15)%         (1.17)%

      Portfolio turnover rate .........................      41.11 %         82.00 %        110.27 %         86.18 %        115.51 %


(a) Unaudited.
(b) Total return does not reflect payment of a sales charge.
(c) Annualized.







See accompanying notes to financial statements


                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Aggressive Growth Fund (the "Fund"), formerly known as The Chesapeake Growth Fund prior to November 1, 1997, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust is an open-end investment company which was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on January 4, 1993. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Investment companies are valued at net asset value. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, payable on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending August 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001
                                   (Unaudited)



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator received a fee at the annual rate of 0.20% of the Fund's first $25 million of average daily net assets, 0.15% of the next $25 million, and 0.075% of average daily net assets over $50 million. From September 1 through December 31, the Administrator received a monthly fee of $1,750 for accounting and recordkeeping services. Beginning January 1, 2001, the monthly fee for accounting and recordkeeping services increased to $2,250 and an asset-based fee of 0.01% of average annual net assets was added. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended February 28, 2001, the Distributor retained sales charges in the amount of $125.

         Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $94,492,542 and $137,353,811, respectively, for the period ended February 28, 2001.


NOTE 4 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended February 28, 2001, the Fund's expenses were reduced by $9,696 under this arrangement.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The Fund paid a total amount of $4.75 per share in distributions during the period ended February 28, 2001, including $3.46 that is classified as long-term gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.